Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.2%)
U.S. Government Securities (10.2%)
	United States Treasury Note/Bond	2.625%	12/31/23	60,000	60,366
[1,2]	United States Treasury Note/Bond	0.750%	11/15/24	50,000	47,789
[3]	United States Treasury Note/Bond	1.125%	1/15/25	79,000	76,087
	United States Treasury Note/Bond	1.750%	3/15/25	30,216	29,574
	United States Treasury Note/Bond	0.750%	5/31/26	15,000	13,950
Total U.S. Government and Agency Obligations (Cost $234,149)					227,766
Asset-Backed/Commercial Mortgage-Backed Securities (6.7%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	250	249
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	261	262
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	169	169
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	80
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	101
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	245
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	700	709
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	560	565
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	264
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	320	325
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	460	466
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	287	287
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	111
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.358%	9/15/48	40	37
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.120%	9/20/46	76	62
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	152
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	29
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	362
[4]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	250	252
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	271
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	80	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	485	502
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	164	166
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.164%	5/25/47	111	110
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.802%	10/25/36	114	106
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	190	193
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	200	205
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	160	161
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	177	179
[4,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	1.298%	2/25/30	135	135
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	370	358
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	47	48
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	140	141
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	200	197
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/16/26	1,340	1,283
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	94	94
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	400	383
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	790	779
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	370	350
[4,5]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	1,460	1,397
[4]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	640	621
[4]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	380	377
[4]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	260	252
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	140	141
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	140	140
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	156
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	199
[4]	CarMax Auto Owner Trust Class C Series 2021-4	1.380%	7/15/27	260	247
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	200	203
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	600	578
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	272
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	92
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	111
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	180
[4]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	200	209
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	165	165
[4]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	150	150
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	38
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	101
[4,5]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	236	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.638%	3/20/36	78	76
[4,6]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.706%	2/25/47	91	71
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	221	221
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	1,141	1,131
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	59
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	156	156
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	150	151
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	198	198
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	570	570
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	651	651
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	1,315	1,323
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	185
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	220	221
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	748	754
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	770	762
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	310	310
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	130	132
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	240	241
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.429%	7/10/47	153	152
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	100	95
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.266%	9/15/50	150	149
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	2.995%	7/25/37	49	45
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	270	272
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	166	165
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	50	50
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	489	484
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	70	70
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	247	251
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	206	208
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	76	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	7	7
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.255%	7/10/45	326	331
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	75	75
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	400	406
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	37	37
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	188	188
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	253	255
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	753	755
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	815	816
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	438	434
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	205	206
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	307	310
[4]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	381	383
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	479	484
[4]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	825	820
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	322	324
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	100	101
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	40	40
[4,5]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	250	250
[4,5,6]	COMM Mortgage Trust Class AM Series 2013-CR9	4.279%	7/10/45	250	249
[4,5,6]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	435	441
[4,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	250	254
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	650	653
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	70	70
[4,5,6]	COMM Mortgage Trust Class C Series 2013-CR9	4.279%	7/10/45	280	263
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.450%	10/10/48	825	833
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2015-C3	3.447%	8/15/48	207	205
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	330	329
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	981	957
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	123
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.369%	8/15/48	240	211
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	410	433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	130
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	330	306
[4,5]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	400	376
[4,5]	Dllmt LLC Class A3 Series 2021-1	1.000%	7/21/25	350	338
[4,5]	Dllmt LLC Class A4 Series 2021-1	1.240%	6/20/29	230	219
[4]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	24	24
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	190	190
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	165	165
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	660	666
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	500	505
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	180	180
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	180	179
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	200	200
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	1.257%	10/25/56	222	222
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	124	123
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	430	417
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	490	475
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.475%	11/25/36	44	33
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.918%	1/25/37	90	64
[4,5]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	399	370
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	640	618
[4,5]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	510	514
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	200	196
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	199
[4]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	500	486
[4,5]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	140	142
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	223
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	300	296
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	162
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	188
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	70	65
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	190	187
[4,5,6]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	2.150%	3/25/42	150	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	200	194
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-3	0.500%	7/21/25	300	286
[4]	GM Financial Automobile Leasing Trust Class B Series 2021-3	0.760%	7/21/25	270	258
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	150	150
[4]	GM Financial Automobile Leasing Trust Class C Series 2021-2	1.010%	5/20/25	360	347
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	210	210
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	210	211
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	410	400
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	780	756
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	230	220
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	330	317
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	420	399
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	340	323
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	200	193
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	240	230
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	100	95
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	218
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	80	76
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	97
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	87
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	70	67
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	220	212
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	98
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	990	907
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	55
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	92
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.851%	11/19/35	18	17
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	1,590	1,539
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	140	136
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	110	107
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	196
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	778
[4,5,6]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.948%	8/25/60	54	54
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	100	104
[4]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	118	116
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	75
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	306	308
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	671	676
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	384	378
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	910	902
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	413	409
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	229	230
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	588	587
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	530	515
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	10
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	206
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	110	109
[4,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.031%	7/10/46	543	549
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	600	604
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	807	811
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	330	330
[4]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	676	674
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	20
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	380	381
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	100	100
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.522%	9/10/47	270	264
[4,5,6]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.064%	7/10/46	140	130
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.543%	9/10/47	410	365
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	310	300
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	28	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	780	759
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2020-A	1.930%	4/15/27	240	238
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	330	319
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	140	132
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	140	140
[4]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	6/25/26	100	100
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	650	627
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	250	238
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	400	381
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	350	332
[4,5]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	300	300
[4,5]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	80	80
[4,5]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	100	100
[4,5]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	330	321
[4,5]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	500	469
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	220	212
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2021-C	0.760%	2/17/26	1,030	990
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-B	0.380%	1/15/26	1,450	1,402
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	240	230
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	630	590
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	380	358
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	190	191
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	120	119
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	265
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	255
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	230	214
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	160	154
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	236
[4]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	400	376
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	250	232
[4,5,6]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	1.141%	3/17/37	931	922
[4,5,6]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.391%	3/17/37	260	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	56	56
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	36	36
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	77	78
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	50	50
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	2	2
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	400	406
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.942%	12/15/46	550	564
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.077%	1/15/46	70	70
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.007%	12/15/46	270	274
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.892%	11/15/43	60	55
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	877	865
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	577	577
[4,6]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	226	227
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	100	101
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	70	71
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	116	115
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	830	829
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	414	410
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	803	800
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	583	588
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	39
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	100	101
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	750	757
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	1,204	1,206
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	570	563
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.038%	7/15/45	180	181
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	300	303
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	385	390
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.796%	2/15/47	300	303
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.796%	2/15/47	250	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	248
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	203
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	75	75
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	75	75
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	220	210
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	10
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	160
[4,6]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	250	249
[4,5,6]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	280	277
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	78	78
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	134	136
[4,5]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	1,420	1,353
[4,5]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	440	425
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	1.841%	4/25/34	1	1
[4]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	420	404
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	2.405%	7/25/33	5	6
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	2.329%	2/25/33	7	7
[4,5]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	140	141
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	110	111
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	220	220
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	259	259
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	668	669
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	117	116
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	413	411
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	92	92
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.075%	7/15/46	683	690
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.151%	8/15/46	580	584
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	80	81
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	200	202
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	130	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	95	95
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	490	495
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	740	740
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	932	942
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	779	773
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	1,304	1,320
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	75
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	450	456
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	244	245
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	320	320
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,455	1,456
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	60	60
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	450	456
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	230	231
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	160	160
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.332%	6/15/47	660	651
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.075%	7/15/46	70	62
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.898%	4/15/47	50	51
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.765%	6/15/47	300	282
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.733%	5/15/49	180	176
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	375	371
[4,5]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	371	369
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	916	924
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	400	394
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	154	150
[4]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	195	195
[4]	Morgan Stanley Capital I Trust Class ASB Series 2017-HR2	3.509%	12/15/50	140	140
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.582%	12/15/48	150	139
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	1.976%	6/25/36	46	44
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	235	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	134	135
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	293	292
[4,5]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	898	909
[4,5,6]	Navient Student Loan Trust Class A2 Series 2016-2A, 1M USD LIBOR + 1.050%	1.507%	6/25/65	2	2
[4,5,6]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	1.207%	3/25/66	281	281
[4,5]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	417	417
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	280	282
[4,5]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	200	185
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	330	302
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	1.311%	1/16/60	109	109
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.449%	6/20/60	57	57
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.418%	8/18/60	50	50
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.407%	11/25/65	264	267
[4,5,6]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.139%	12/5/59	165	164
[4,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	1.171%	4/10/50	24	24
[4,5,6]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	1.121%	11/10/49	86	86
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.513%	9/25/36	44	31
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	4.439%	8/25/36	144	116
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	710	707
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	380	378
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	621	624
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	581	585
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	516	519
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	880	873
[4,5]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	1,160	1,123
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	290	277
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2021-C	0.590%	3/20/26	270	258
[4,5]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	310	298
[4,5]	Santander Retail Auto Lease Trust Class C Series 2021-C	1.110%	3/20/26	410	391
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	470	470
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	448
[4,5]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	48	48
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	105	105
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	233	232
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	453	455
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	622	625
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.407%	1/25/39	12	12
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	1.057%	7/25/40	6	6
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-B	2.740%	10/25/32	15	15
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	13	13
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	31	31
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	6	6
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	83	83
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	142	142
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	43	43
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	92	91
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	95	94
[4,5]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.600%	9/22/25	470	451
[4,5]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	130	128
[4,5]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	230	220
[4,5]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	340	325
[4,5]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	100	99
[4,5]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	230	220
[4,5]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	77	77
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	640	638
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	100	99
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	559
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	1,280	1,190
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	570	538
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	430	415
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	900	888
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	330	310
[4,5]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	200	194
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	740	744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	152
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	167	167
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	606	603
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	150	150
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	50	50
[4]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	1,540	1,466
[4]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	530	504
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	730	692
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	570	542
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	390	370
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	630	610
[4,6]	WaMu Mortgage Pass-Through Certificates Trust Class 1A7 Series 2003-AR9	2.514%	9/25/33	6	6
[4,6]	WaMu Mortgage Pass-Through Certificates Trust Class A Series 2002-AR18	2.572%	1/25/33	4	4
[4,6]	WaMu Mortgage Pass-Through Certificates Trust Class A7 Series 2003-AR7	2.371%	8/25/33	4	4
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	825	820
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	320	310
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	277	280
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	472	466
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	1,085	1,088
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	550	553
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	929	939
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	170	170
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	119
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	76
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	76
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	94
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	1,120	1,125
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	470	468
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	320	334
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.306%	7/15/46	110	111
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	198
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	350	352
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	275	278
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	210	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	137
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	126
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.557%	9/15/58	315	308
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	78
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.598%	10/25/36	58	56
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	875	872
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	355	357
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	230	232
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	480	485
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	74	74
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	454	457
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	58	58
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	350	355
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	165	167
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	530	534
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	565	568
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	589	591
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	460	464
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	342	342
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	70	70
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	50	50
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	169
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.863%	12/15/46	140	141
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	275
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	82
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	650	628
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	380	358
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	170	171
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	150	146
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	300	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	134
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	140	131
[4]	World Omni Auto Receivables Trust Class B Series 2021-D	1.520%	11/15/27	410	392
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	97
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	124
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	70	65
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	133
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	810	785
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	320	309
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $154,287)					150,150
Corporate Bonds (76.2%)
Communications (5.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	230	234
	AT&T Inc.	2.625%	12/1/22	200	201
	AT&T Inc.	4.050%	12/15/23	130	133
	AT&T Inc.	0.900%	3/25/24	8,695	8,427
	AT&T Inc.	4.450%	4/1/24	90	93
	AT&T Inc.	3.950%	1/15/25	245	251
	AT&T Inc.	3.400%	5/15/25	825	833
	AT&T Inc.	3.600%	7/15/25	55	56
	AT&T Inc.	1.700%	3/25/26	5,760	5,464
[7]	Booking Holdings Inc.	0.100%	3/8/25	720	775
	Booking Holdings Inc.	3.650%	3/15/25	715	727
	Booking Holdings Inc.	3.600%	6/1/26	500	510
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	7,889	7,919
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	2,496	2,557
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	7,695	7,968
[5]	Cogent Communications Group Inc.	3.500%	5/1/26	90	86
	Comcast Corp.	3.700%	4/15/24	1,149	1,174
	Comcast Corp.	3.375%	2/15/25	800	812
	Comcast Corp.	3.375%	8/15/25	2,820	2,857
	Comcast Corp.	3.950%	10/15/25	1,465	1,513
	Comcast Corp.	3.150%	3/1/26	1,550	1,564
[7]	Comcast Corp.	0.010%	9/14/26	1,440	1,512
	Comcast Corp.	2.350%	1/15/27	1,500	1,458
[5]	Cox Communications Inc.	3.150%	8/15/24	250	250
[5]	CSC Holdings LLC	5.375%	2/1/28	150	146
[5]	CSC Holdings LLC	7.500%	4/1/28	30	29
[5]	CSC Holdings LLC	6.500%	2/1/29	195	197
[5]	CSC Holdings LLC	4.625%	12/1/30	149	124
[5]	Deutsche Telekom International Finance BV	2.485%	9/19/23	450	448
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	85	84
	Discovery Communications LLC	2.950%	3/20/23	1,970	1,977
	Discovery Communications LLC	3.800%	3/13/24	1,465	1,478
	Discovery Communications LLC	3.900%	11/15/24	897	906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.450%	3/15/25	175	174
	Discovery Communications LLC	3.950%	6/15/25	210	211
	Discovery Communications LLC	4.900%	3/11/26	2,170	2,253
[5]	DISH DBS Corp.	5.250%	12/1/26	70	67
	Expedia Group Inc.	3.600%	12/15/23	160	161
	Expedia Group Inc.	4.500%	8/15/24	200	205
[5]	Expedia Group Inc.	6.250%	5/1/25	69	74
	Expedia Group Inc.	5.000%	2/15/26	300	314
	Fox Corp.	4.030%	1/25/24	1,685	1,720
	Fox Corp.	3.050%	4/7/25	2,013	2,013
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	35	35
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	175	168
[8]	Global Switch Holdings Ltd.	4.375%	12/13/22	600	799
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	154	157
	Level 3 Financing Inc.	5.250%	3/15/26	50	50
[5]	Level 3 Financing Inc.	4.625%	9/15/27	50	47
[5]	Level 3 Financing Inc.	4.250%	7/1/28	20	18
[5]	Level 3 Financing Inc.	3.625%	1/15/29	80	70
[5]	Magallanes Inc.	3.428%	3/15/24	2,800	2,815
[5]	Magallanes Inc.	3.638%	3/15/25	2,160	2,170
[5]	Magallanes Inc.	3.755%	3/15/27	7,209	7,199
	Netflix Inc.	5.875%	2/15/25	45	48
[5]	Netflix Inc.	3.625%	6/15/25	455	457
	Netflix Inc.	4.375%	11/15/26	210	218
	Netflix Inc.	4.875%	4/15/28	290	303
	Netflix Inc.	5.875%	11/15/28	10	11
[5]	Nexstar Media Inc.	5.625%	7/15/27	120	121
[5]	Nexstar Media Inc.	4.750%	11/1/28	100	97
[5]	NTT Finance Corp.	0.583%	3/1/24	1,390	1,331
[5]	NTT Finance Corp.	1.162%	4/3/26	2,510	2,317
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	635	644
	Ooredoo International Finance Ltd.	3.250%	2/21/23	510	513
	Paramount Global Inc.	3.500%	1/15/25	136	137
	Paramount Global Inc.	4.750%	5/15/25	4,553	4,735
	Paramount Global Inc.	4.000%	1/15/26	260	265
	Rogers Communications Inc.	3.000%	3/15/23	70	70
[5]	Rogers Communications Inc.	3.200%	3/15/27	570	561
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	35	33
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	20	20
[5]	Sirius XM Radio Inc.	4.000%	7/15/28	25	24
[5]	Sky Ltd.	3.125%	11/26/22	300	302
[5]	Sky Ltd.	3.750%	9/16/24	1,580	1,607
[7]	Sky Ltd.	2.500%	9/15/26	645	754
	Sprint Corp.	7.125%	6/15/24	364	391
	Sprint Corp.	7.625%	3/1/26	110	124
	Time Warner Entertainment Co. LP	8.375%	3/15/23	270	285
	T-Mobile USA Inc.	3.500%	4/15/25	8,355	8,406
	T-Mobile USA Inc.	1.500%	2/15/26	1,730	1,613
	T-Mobile USA Inc.	2.250%	2/15/26	305	287
[5]	T-Mobile USA Inc.	2.250%	2/15/26	145	137
	VeriSign Inc.	5.250%	4/1/25	830	870
[9]	Verizon Communications Inc.	3.500%	2/17/23	170	129
	Verizon Communications Inc.	0.850%	11/20/25	1,220	1,130
	Verizon Communications Inc.	1.450%	3/20/26	3,465	3,258
	Verizon Communications Inc.	2.625%	8/15/26	570	558
	Verizon Communications Inc.	4.125%	3/16/27	430	447
	Verizon Communications Inc.	2.100%	3/22/28	1,280	1,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,9]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.265%	2/17/23	1,030	774
[5]	Videotron Ltd.	5.125%	4/15/27	55	56
	Vodafone Group plc	3.750%	1/16/24	5,270	5,384
	Vodafone Group plc	4.125%	5/30/25	710	732
	Walt Disney Co.	1.750%	8/30/24	205	201
	Walt Disney Co.	3.350%	3/24/25	2,030	2,058
	Walt Disney Co.	1.750%	1/13/26	785	752
	Walt Disney Co.	3.375%	11/15/26	1,300	1,317
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	190	175
[5]	Zayo Group Holdings Inc.	6.125%	3/1/28	23	21
					118,351
Consumer Discretionary (5.6%)
[5]	1011778 BC ULC / New Red Finance Inc.	5.750%	4/15/25	20	21
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	101	96
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	59	57
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	190	183
	American Honda Finance Corp.	2.200%	6/27/22	80	80
	American Honda Finance Corp.	1.950%	5/10/23	1,450	1,444
	American Honda Finance Corp.	0.875%	7/7/23	1,300	1,279
	American Honda Finance Corp.	3.625%	10/10/23	2,290	2,325
	American Honda Finance Corp.	3.550%	1/12/24	9	9
	American Honda Finance Corp.	2.900%	2/16/24	100	100
	American Honda Finance Corp.	2.400%	6/27/24	1,500	1,490
	American Honda Finance Corp.	0.550%	7/12/24	3,035	2,890
	American Honda Finance Corp.	0.750%	8/9/24	495	472
	American Honda Finance Corp.	2.150%	9/10/24	1,000	985
[7]	American Honda Finance Corp.	1.950%	10/18/24	425	482
	American Honda Finance Corp.	1.200%	7/8/25	1,458	1,372
	Asbury Automotive Group Inc.	4.500%	3/1/28	225	217
	Asbury Automotive Group Inc.	4.750%	3/1/30	20	19
	AutoZone Inc.	2.875%	1/15/23	75	75
	AutoZone Inc.	3.625%	4/15/25	1,550	1,570
	AutoZone Inc.	3.750%	6/1/27	500	513
[5]	BMW US Capital LLC	0.800%	4/1/24	250	240
[5]	BMW US Capital LLC	1.250%	8/12/26	500	461
	BorgWarner Inc.	3.375%	3/15/25	200	201
	BorgWarner Inc.	2.650%	7/1/27	500	484
[5]	Boyd Gaming Corp.	8.625%	6/1/25	96	101
	Brunswick Corp.	0.850%	8/18/24	750	709
[5]	Caesars Entertainment Inc.	6.250%	7/1/25	80	83
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	20	20
[5]	Carnival Corp.	4.000%	8/1/28	110	103
[5]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	350	360
[5]	Churchill Downs Inc.	5.500%	4/1/27	200	202
[5]	Churchill Downs Inc.	4.750%	1/15/28	90	87
[5]	Clarios Global LP	6.750%	5/15/25	72	75
[5]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	46	47
[5]	Daimler Finance North America LLC	1.750%	3/10/23	175	174
[5]	Daimler Finance North America LLC	3.650%	2/22/24	1,000	1,011
[5]	Daimler Finance North America LLC	0.750%	3/1/24	3,715	3,567
[5]	Daimler Finance North America LLC	2.700%	6/14/24	821	814
[5]	Daimler Finance North America LLC	1.450%	3/2/26	2,000	1,862
	DR Horton Inc.	2.600%	10/15/25	1,200	1,167
	DR Horton Inc.	1.300%	10/15/26	720	656
	eBay Inc.	1.400%	5/10/26	500	465
[5]	ERAC USA Finance LLC	2.700%	11/1/23	1,740	1,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	ERAC USA Finance LLC	3.850%	11/15/24	1,400	1,425
[5]	ERAC USA Finance LLC	3.800%	11/1/25	415	422
[5]	ERAC USA Finance LLC	3.300%	12/1/26	100	100
	Ford Motor Credit Co. LLC	3.087%	1/9/23	170	170
	Ford Motor Credit Co. LLC	5.125%	6/16/25	80	82
	Ford Motor Credit Co. LLC	4.134%	8/4/25	40	40
	Ford Motor Credit Co. LLC	3.375%	11/13/25	160	156
	Ford Motor Credit Co. LLC	2.700%	8/10/26	180	167
	Ford Motor Credit Co. LLC	4.950%	5/28/27	510	519
	Ford Motor Credit Co. LLC	4.125%	8/17/27	230	225
	Ford Motor Credit Co. LLC	3.815%	11/2/27	35	33
	General Motors Co.	4.875%	10/2/23	1,840	1,896
	General Motors Co.	5.400%	10/2/23	1,060	1,098
	General Motors Co.	6.125%	10/1/25	2,900	3,116
	General Motors Financial Co. Inc.	3.250%	1/5/23	390	393
	General Motors Financial Co. Inc.	4.250%	5/15/23	700	712
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	102
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,750	2,846
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,350	1,371
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,400	1,332
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,100	1,103
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	101
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,180	1,158
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,550	1,579
	General Motors Financial Co. Inc.	2.750%	6/20/25	100	97
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,600	3,289
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,100	1,153
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,560	1,455
	Genuine Parts Co.	1.750%	2/1/25	780	746
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	492
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,180	3,030
	Harley-Davidson Inc.	3.500%	7/28/25	500	498
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	266
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	30	31
[5]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	65	61
	Honda Motor Co. Ltd.	2.271%	3/10/25	1,070	1,051
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,110	1,077
	Hyatt Hotels Corp.	1.300%	10/1/23	1,200	1,170
[5]	International Game Technology plc	4.125%	4/15/26	55	54
[5]	International Game Technology plc	6.250%	1/15/27	15	16
	Lennar Corp.	4.875%	12/15/23	500	513
	Lennar Corp.	4.500%	4/30/24	1,100	1,128
	Lennar Corp.	5.875%	11/15/24	300	316
	Lennar Corp.	4.750%	5/30/25	819	848
	Lennar Corp.	5.250%	6/1/26	1,605	1,693
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	350	373
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	52
	Lowe's Cos. Inc.	3.125%	9/15/24	100	100
	Lowe's Cos. Inc.	3.350%	4/1/27	480	483
	Marriott International Inc.	5.750%	5/1/25	1,085	1,152
	Marriott International Inc.	3.750%	10/1/25	500	499
	Marriott International Inc.	3.125%	6/15/26	190	188
[5]	Mattel Inc.	5.875%	12/15/27	175	183
	McDonald's Corp.	3.300%	7/1/25	530	536
	McDonald's Corp.	1.450%	9/1/25	700	669
	McDonald's Corp.	3.500%	7/1/27	900	916
[5]	Meritage Homes Corp.	3.875%	4/15/29	55	52
[5]	NCL Corp Ltd.	5.875%	2/15/27	38	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	1,000	951
[5]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,040	975
[5]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	1,250	1,144
[5]	Nissan Motor Acceptance Co. LLC	1.850%	9/16/26	1,465	1,314
[5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	3,815	3,800
[5]	Nissan Motor Co. Ltd.	3.522%	9/17/25	3,040	2,976
[7]	Nissan Motor Co. Ltd.	2.652%	3/17/26	400	446
[5]	Penn National Gaming Inc.	5.625%	1/15/27	35	35
	PulteGroup Inc.	5.500%	3/1/26	360	384
	PulteGroup Inc.	5.000%	1/15/27	40	42
	Ralph Lauren Corp.	1.700%	6/15/22	625	626
[7]	Richemont International Holding SA	1.000%	3/26/26	285	314
	Ross Stores Inc.	0.875%	4/15/26	2,000	1,826
[5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	21
[5]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	21
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	24	26
	Starbucks Corp.	2.700%	6/15/22	880	881
[5]	Stellantis Finance US Inc.	1.711%	1/29/27	355	324
	Toll Brothers Finance Corp.	4.875%	11/15/25	140	144
	Toll Brothers Finance Corp.	4.875%	3/15/27	195	202
	Toll Brothers Finance Corp.	4.350%	2/15/28	75	76
	Toyota Motor Credit Corp.	2.500%	3/22/24	1,885	1,885
	Toyota Motor Credit Corp.	1.450%	1/13/25	2,900	2,793
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,950	1,953
	Toyota Motor Credit Corp.	0.800%	10/16/25	2,500	2,321
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,700	2,566
	Toyota Motor Credit Corp.	3.050%	3/22/27	3,695	3,685
[5]	Vail Resorts Inc.	6.250%	5/15/25	310	321
[7]	Volkswagen Bank GmbH	0.750%	6/15/23	490	544
[9]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	680	514
[8]	Volkswagen Financial Services NV	1.125%	9/18/23	800	1,029
[5]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	1,600	1,607
[5]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	2,000	1,984
[5]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,200	1,205
[5]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	599	610
[5]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	3,735	3,610
[5]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	1,000	989
[5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	498
[5]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	2,750	2,537
[7]	Volkswagen Leasing GmbH	1.375%	1/20/25	800	882
[7]	Volkswagen Leasing GmbH	0.375%	7/20/26	430	447
[5]	William Carter Co.	5.500%	5/15/25	214	221
[5]	William Carter Co.	5.625%	3/15/27	85	86
[5]	Williams Scotsman International Inc.	4.625%	8/15/28	86	84
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	75	72
					123,648
Consumer Staples (3.3%)
[5]	7-Eleven Inc.	0.625%	2/10/23	350	345
[5]	7-Eleven Inc.	0.800%	2/10/24	3,224	3,097
[5]	7-Eleven Inc.	0.950%	2/10/26	800	727
	Altria Group Inc.	2.350%	5/6/25	1,959	1,903
[7]	Altria Group Inc.	1.700%	6/15/25	295	325
	Altria Group Inc.	4.400%	2/14/26	439	454
	Altria Group Inc.	2.625%	9/16/26	500	483
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,055	1,079
	BAT Capital Corp.	3.222%	8/15/24	940	940
	BAT Capital Corp.	2.789%	9/6/24	250	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BAT Capital Corp.	2.125%	8/15/25	295	372
	BAT Capital Corp.	3.215%	9/6/26	2,316	2,248
	BAT Capital Corp.	4.700%	4/2/27	600	615
[5]	BAT International Finance plc	3.950%	6/15/25	2,180	2,174
	BAT International Finance plc	1.668%	3/25/26	3,140	2,886
[8]	BAT International Finance plc	4.000%	9/4/26	100	133
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	220	208
	Campbell Soup Co.	3.650%	3/15/23	372	376
	Campbell Soup Co.	3.950%	3/15/25	420	428
[7]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	440	486
[5]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	500	489
	Conagra Brands Inc.	0.500%	8/11/23	250	243
	Conagra Brands Inc.	4.300%	5/1/24	498	512
	Conagra Brands Inc.	4.600%	11/1/25	267	277
	Constellation Brands Inc.	3.200%	2/15/23	190	191
	Constellation Brands Inc.	4.250%	5/1/23	2,390	2,435
	Constellation Brands Inc.	4.750%	11/15/24	913	950
	Constellation Brands Inc.	4.400%	11/15/25	869	899
	Constellation Brands Inc.	4.750%	12/1/25	215	225
	Constellation Brands Inc.	3.700%	12/6/26	200	202
	Dollar General Corp.	3.250%	4/15/23	2,950	2,972
	General Mills Inc.	3.700%	10/17/23	681	692
[5]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	4,650	4,637
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	1,941	1,942
	J M Smucker Co.	3.500%	3/15/25	1,401	1,420
[5]	JDE Peet's NV	1.375%	1/15/27	910	818
	Kellogg Co.	2.650%	12/1/23	905	907
	Keurig Dr Pepper Inc.	4.057%	5/25/23	1,713	1,743
	Keurig Dr Pepper Inc.	3.130%	12/15/23	680	685
	Keurig Dr Pepper Inc.	0.750%	3/15/24	1,100	1,063
	Keurig Dr Pepper Inc.	4.417%	5/25/25	1,100	1,133
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	591
	Kraft Heinz Foods Co.	3.875%	5/15/27	735	746
	Kroger Co.	2.800%	8/1/22	1,390	1,395
	Kroger Co.	3.850%	8/1/23	600	609
	Kroger Co.	4.000%	2/1/24	302	308
	Kroger Co.	3.500%	2/1/26	470	475
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	75	75
[7]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	300	333
	McCormick & Co. Inc.	3.150%	8/15/24	100	100
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	102
	Molson Coors Beverage Co.	3.000%	7/15/26	500	493
[5]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	900	885
[5]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	490	465
[5]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	990	909
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,381
	Mondelez International Inc.	2.625%	3/17/27	970	947
[5]	Nestle Holdings Inc.	3.500%	9/24/25	1,055	1,075
[5]	Performance Food Group Inc.	6.875%	5/1/25	35	36
[5]	Performance Food Group Inc.	5.500%	10/15/27	150	149
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,003
	Philip Morris International Inc.	1.500%	5/1/25	700	668
	Philip Morris International Inc.	2.750%	2/25/26	500	495
[7]	Philip Morris International Inc.	2.875%	3/3/26	645	749
	Philip Morris International Inc.	0.875%	5/1/26	1,000	914
[5]	Post Holdings Inc.	5.750%	3/1/27	6	6
[5]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,440	1,442
[5]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	2,975	2,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reynolds American Inc.	4.450%	6/12/25	4,721	4,820
	Target Corp.	1.950%	1/15/27	1,875	1,814
	Tyson Foods Inc.	3.900%	9/28/23	1,000	1,015
	Tyson Foods Inc.	3.950%	8/15/24	932	950
	Tyson Foods Inc.	4.000%	3/1/26	865	885
[5]	Viterra Finance BV	2.000%	4/21/26	250	231
					73,987
Energy (7.3%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	762
	BP Capital Markets America Inc.	2.750%	5/10/23	1,870	1,880
	BP Capital Markets America Inc.	3.790%	2/6/24	1,820	1,852
	BP Capital Markets America Inc.	3.194%	4/6/25	1,655	1,666
	BP Capital Markets America Inc.	3.796%	9/21/25	1,500	1,544
	BP Capital Markets America Inc.	3.410%	2/11/26	1,080	1,093
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	1,993
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,080
	BP Capital Markets plc	3.814%	2/10/24	1,181	1,205
	BP Capital Markets plc	3.535%	11/4/24	1,061	1,078
	BP Capital Markets plc	3.506%	3/17/25	355	361
	Buckeye Partners LP	4.150%	7/1/23	95	95
	Canadian Natural Resources Ltd.	2.950%	1/15/23	885	889
	Canadian Natural Resources Ltd.	3.800%	4/15/24	405	411
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	436
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	595
	Cenovus Energy Inc.	5.375%	7/15/25	3,939	4,157
	Cenovus Energy Inc.	4.250%	4/15/27	610	630
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	3,615	3,848
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,295	4,546
	Cheniere Energy Inc.	4.625%	10/15/28	125	126
	Chevron Corp.	1.554%	5/11/25	1,891	1,824
	CNPC General Capital Ltd.	3.950%	4/19/22	200	200
[5]	CNX Resources Corp.	7.250%	3/14/27	150	158
	ConocoPhillips Co.	2.400%	3/7/25	780	771
	ConocoPhillips Co.	4.950%	3/15/26	1,115	1,194
	Continental Resources Inc.	3.800%	6/1/24	429	432
[5]	Continental Resources Inc.	2.268%	11/15/26	800	749
[5]	Coterra Energy Inc.	4.375%	6/1/24	670	684
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	87
	DCP Midstream Operating LP	5.625%	7/15/27	58	61
	Devon Energy Corp.	5.250%	9/15/24	2,015	2,106
	Devon Energy Corp.	5.850%	12/15/25	400	433
	Diamondback Energy Inc.	3.250%	12/1/26	2,300	2,297
[5]	DT Midstream Inc.	4.125%	6/15/29	110	106
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	221	223
	Ecopetrol SA	5.875%	9/18/23	172	176
	Ecopetrol SA	4.125%	1/16/25	370	365
	Empresa Nacional del Petroleo	4.375%	10/30/24	771	795
	Empresa Nacional del Petroleo	3.750%	8/5/26	255	254
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	208
	Enable Midstream Partners LP	3.900%	5/15/24	210	211
	Enbridge Energy Partners LP	5.875%	10/15/25	820	884
	Enbridge Inc.	4.000%	10/1/23	1,015	1,031
	Enbridge Inc.	2.150%	2/16/24	800	789
	Enbridge Inc.	3.500%	6/10/24	1,085	1,096
	Enbridge Inc.	2.500%	1/15/25	710	696
	Enbridge Inc.	2.500%	2/14/25	930	910
	Enbridge Inc.	1.600%	10/4/26	900	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	4.250%	12/1/26	150	155
[5]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	39	41
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	33	34
	Energy Transfer LP	3.450%	1/15/23	485	488
	Energy Transfer LP	3.600%	2/1/23	75	75
	Energy Transfer LP	4.250%	3/15/23	1,189	1,202
	Energy Transfer LP	4.200%	9/15/23	542	549
	Energy Transfer LP	5.875%	1/15/24	1,260	1,309
	Energy Transfer LP	4.900%	2/1/24	1,310	1,341
	Energy Transfer LP	4.250%	4/1/24	1,305	1,325
	Energy Transfer LP	4.500%	4/15/24	1,205	1,229
	Energy Transfer LP	4.050%	3/15/25	1,610	1,631
	Energy Transfer LP	2.900%	5/15/25	360	353
	Energy Transfer LP	5.950%	12/1/25	250	267
	Energy Transfer LP	4.750%	1/15/26	95	99
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,535	2,556
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	3,613	3,670
[5]	Eni SpA	4.000%	9/12/23	1,845	1,873
[5]	EnLink Midstream LLC	5.625%	1/15/28	30	31
	EnLink Midstream Partners LP	4.850%	7/15/26	85	86
	Enterprise Products Operating LLC	3.900%	2/15/24	875	891
	Enterprise Products Operating LLC	3.700%	2/15/26	955	968
	EOG Resources Inc.	2.625%	3/15/23	472	473
	EOG Resources Inc.	3.150%	4/1/25	995	1,000
[5]	EQM Midstream Partners LP	6.000%	7/1/25	95	97
[5]	EQT Corp.	3.125%	5/15/26	50	48
	EQT Corp.	3.900%	10/1/27	839	837
	EQT Corp.	5.000%	1/15/29	125	129
	Exxon Mobil Corp.	2.992%	3/19/25	1,679	1,688
	Exxon Mobil Corp.	3.043%	3/1/26	1,800	1,815
[7]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	100	45
[7]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	570	242
[7]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	100	44
	Harvest Operations Corp.	3.000%	9/21/22	200	201
	Harvest Operations Corp.	1.000%	4/26/24	560	539
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	65	65
	KazMunayGas National Co. JSC	4.750%	4/24/25	200	195
[5]	KazMunayGas National Co. JSC	6.375%	10/24/48	400	376
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,011	2,019
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,005	1,012
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	390	394
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	370	376
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	505	516
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	158
	Kinder Morgan Inc.	3.150%	1/15/23	2,725	2,736
[5]	Kinder Morgan Inc.	5.625%	11/15/23	410	423
	Kinder Morgan Inc.	4.300%	6/1/25	835	857
	Kinder Morgan Inc.	1.750%	11/15/26	900	837
	Marathon Petroleum Corp.	3.625%	9/15/24	1,045	1,053
	Marathon Petroleum Corp.	4.700%	5/1/25	2,767	2,879
	Marathon Petroleum Corp.	5.125%	12/15/26	1,830	1,950
[5]	MEG Energy Corp.	6.500%	1/15/25	140	142
[5]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	2,055	2,055
	MPLX LP	3.500%	12/1/22	1,103	1,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	3.375%	3/15/23	475	479
	MPLX LP	4.875%	12/1/24	920	953
	MPLX LP	4.875%	6/1/25	430	446
	MPLX LP	1.750%	3/1/26	2,665	2,501
	Newfield Exploration Co.	5.375%	1/1/26	1,011	1,072
	Nustar Logistics LP	5.750%	10/1/25	140	143
	Occidental Petroleum Corp.	5.500%	12/1/25	90	95
	ONEOK Inc.	2.750%	9/1/24	1,085	1,072
	ONEOK Inc.	2.200%	9/15/25	735	703
	ONEOK Inc.	5.850%	1/15/26	656	706
	ONEOK Partners LP	3.375%	10/1/22	345	346
	ONEOK Partners LP	5.000%	9/15/23	825	845
	ONEOK Partners LP	4.900%	3/15/25	320	330
	Ovintiv Exploration Inc.	5.625%	7/1/24	808	849
	Pertamina Persero PT	4.875%	5/3/22	1,129	1,132
	Pertamina Persero PT	4.300%	5/20/23	1,688	1,713
	Pertamina Persero PT	1.400%	2/9/26	567	525
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Petronas Capital Ltd.	7.875%	5/22/22	315	317
[5]	Petronas Capital Ltd.	3.500%	4/21/30	268	273
	Phillips 66	3.700%	4/6/23	775	785
	Phillips 66	0.900%	2/15/24	815	789
	Phillips 66	3.850%	4/9/25	675	688
	Phillips 66	1.300%	2/15/26	700	654
	Phillips 66 Partners LP	3.605%	2/15/25	665	671
	Pioneer Natural Resources Co.	0.550%	5/15/23	500	489
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,197
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	585	590
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	850	852
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,385	2,452
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,000	1,027
[5]	SA Global Sukuk Ltd.	0.946%	6/17/24	1,040	995
	SA Global Sukuk Ltd.	0.946%	6/17/24	285	273
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	4,007	4,102
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,885	1,974
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,495	2,638
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,181	2,360
	Saudi Arabian Oil Co.	2.875%	4/16/24	400	399
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	755	716
	Shell International Finance BV	3.250%	5/11/25	1,807	1,825
	Shell International Finance BV	2.875%	5/10/26	1,000	1,002
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	277	277
[5]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	800	819
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	1,140	1,168
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	879	881
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,332	1,332
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	400	438
	Spectra Energy Partners LP	4.750%	3/15/24	340	350
	Spectra Energy Partners LP	3.500%	3/15/25	365	367
	Spectra Energy Partners LP	3.375%	10/15/26	596	595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	225	225
	Suncor Energy Inc.	2.800%	5/15/23	960	962
	Suncor Energy Inc.	3.100%	5/15/25	2,360	2,350
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	392	395
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	50	53
	TotalEnergies Capital International SA	2.434%	1/10/25	1,798	1,778
	TransCanada PipeLines Ltd.	2.500%	8/1/22	280	281
	TransCanada PipeLines Ltd.	3.750%	10/16/23	880	893
	TransCanada PipeLines Ltd.	1.000%	10/12/24	3,500	3,328
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	919
	Valero Energy Corp.	2.850%	4/15/25	755	746
	Valero Energy Corp.	3.400%	9/15/26	455	453
	Western Midstream Operating LP	4.550%	2/1/30	180	180
	Williams Cos. Inc.	3.350%	8/15/22	270	270
	Williams Cos. Inc.	3.700%	1/15/23	915	921
	Williams Cos. Inc.	4.500%	11/15/23	2,567	2,622
	Williams Cos. Inc.	4.300%	3/4/24	400	409
	Williams Cos. Inc.	4.550%	6/24/24	2,770	2,847
	Williams Cos. Inc.	4.000%	9/15/25	345	350
					163,495
Financials (28.2%)
[5]	ABN AMRO Bank NV	1.542%	6/16/27	1,170	1,072
	ABN AMRO Bank NV	4.400%	3/27/28	800	804
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	250	251
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	1,575	1,583
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	1,795	1,810
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	4,100	3,925
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	525	532
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	1,425	1,402
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,680	1,635
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	4,700	4,440
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	2,600	2,453
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	430	422
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	770	817
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	1,205	1,209
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	1,654	1,520
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	150	151
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	1,700	1,572
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	303
	Aflac Inc.	3.250%	3/17/25	175	177
	Aflac Inc.	1.125%	3/15/26	565	526
	Air Lease Corp.	2.250%	1/15/23	322	322
	Air Lease Corp.	2.750%	1/15/23	245	246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.875%	7/3/23	365	369
	Air Lease Corp.	4.250%	2/1/24	580	588
	Air Lease Corp.	2.300%	2/1/25	1,470	1,413
	Air Lease Corp.	3.250%	3/1/25	90	89
	Air Lease Corp.	3.375%	7/1/25	1,895	1,870
	Air Lease Corp.	2.875%	1/15/26	2,285	2,206
	Air Lease Corp.	1.875%	8/15/26	200	184
	Air Lease Corp.	2.200%	1/15/27	900	833
	Aircastle Ltd.	4.400%	9/25/23	150	150
	Aircastle Ltd.	4.125%	5/1/24	210	210
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	5	5
	Allstate Corp.	0.750%	12/15/25	497	461
	Ally Financial Inc.	1.450%	10/2/23	2,445	2,388
	Ally Financial Inc.	3.875%	5/21/24	1,005	1,017
	Ally Financial Inc.	5.125%	9/30/24	55	57
	Ally Financial Inc.	4.625%	3/30/25	100	103
	Ally Financial Inc.	5.800%	5/1/25	60	64
	Ally Financial Inc.	5.750%	11/20/25	150	158
	American Express Co.	3.400%	2/22/24	879	891
	American Express Co.	2.500%	7/30/24	1,299	1,294
	American Express Co.	3.000%	10/30/24	1,241	1,247
	American Express Co.	2.250%	3/4/25	1,100	1,080
	American Express Co.	4.200%	11/6/25	500	520
	American Express Co.	3.125%	5/20/26	200	201
	American Express Co.	2.550%	3/4/27	1,593	1,548
	American International Group Inc.	4.125%	2/15/24	659	675
	American International Group Inc.	2.500%	6/30/25	2,784	2,729
	American International Group Inc.	3.750%	7/10/25	955	971
	American International Group Inc.	3.900%	4/1/26	597	612
	Ameriprise Financial Inc.	3.000%	4/2/25	740	738
	Ameriprise Financial Inc.	2.875%	9/15/26	341	337
[5]	Antares Holdings LP	3.950%	7/15/26	550	512
[5]	Antares Holdings LP	2.750%	1/15/27	700	618
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	800	784
	Aon plc	4.000%	11/27/23	830	845
	Aon plc	3.500%	6/14/24	1,250	1,262
	Aon plc	3.875%	12/15/25	400	409
[5]	Apollo Management Holdings LP	4.000%	5/30/24	165	167
	Ares Capital Corp.	2.150%	7/15/26	1,000	904
	Assurant Inc.	4.200%	9/27/23	300	305
[5]	Athene Global Funding	1.200%	10/13/23	810	789
[5]	Athene Global Funding	0.950%	1/8/24	1,105	1,065
[5]	Athene Global Funding	0.914%	8/19/24	900	851
[7]	Athene Global Funding	1.125%	9/2/25	1,505	1,638
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	1,380	1,332
[6,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.075%	7/26/29	1,624	1,235
[8]	Aviva plc	6.125%	11/14/36	240	347
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	950	865
[5]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	1,185	1,175
[5]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	40	40
	Banco Santander SA	2.706%	6/27/24	2,600	2,576
	Banco Santander SA	0.701%	6/30/24	415	403
	Banco Santander SA	2.746%	5/28/25	2,440	2,379
	Banco Santander SA	1.849%	3/25/26	750	701
	Banco Santander SA	1.722%	9/14/27	600	544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,9]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	2.013%	1/19/23	600	452
	Bank of America Corp.	4.125%	1/22/24	1,813	1,861
	Bank of America Corp.	3.550%	3/5/24	3,663	3,688
	Bank of America Corp.	4.000%	4/1/24	300	308
	Bank of America Corp.	0.523%	6/14/24	700	680
	Bank of America Corp.	3.864%	7/23/24	1,200	1,214
	Bank of America Corp.	4.200%	8/26/24	520	533
	Bank of America Corp.	0.810%	10/24/24	2,030	1,963
	Bank of America Corp.	4.000%	1/22/25	2,729	2,780
	Bank of America Corp.	1.843%	2/4/25	3,430	3,356
	Bank of America Corp.	3.458%	3/15/25	300	302
	Bank of America Corp.	3.950%	4/21/25	2,565	2,612
	Bank of America Corp.	0.976%	4/22/25	2,615	2,506
	Bank of America Corp.	3.875%	8/1/25	150	154
	Bank of America Corp.	0.981%	9/25/25	1,700	1,613
	Bank of America Corp.	3.093%	10/1/25	2,071	2,064
	Bank of America Corp.	2.456%	10/22/25	750	737
	Bank of America Corp.	3.366%	1/23/26	978	978
	Bank of America Corp.	2.015%	2/13/26	1,474	1,419
	Bank of America Corp.	4.450%	3/3/26	1,531	1,584
	Bank of America Corp.	3.384%	4/2/26	3,400	3,395
	Bank of America Corp.	1.319%	6/19/26	2,695	2,524
	Bank of America Corp.	1.197%	10/24/26	1,440	1,333
	Bank of America Corp.	1.658%	3/11/27	1,485	1,387
	Bank of America Corp.	3.559%	4/23/27	871	874
	Bank of America Corp.	1.734%	7/22/27	4,275	3,974
	Bank of America Corp.	2.551%	2/4/28	1,670	1,597
	Bank of Montreal	3.300%	2/5/24	4,415	4,477
	Bank of Montreal	0.625%	7/9/24	1,275	1,213
	Bank of Montreal	1.250%	9/15/26	800	735
	Bank of Montreal	0.949%	1/22/27	725	665
	Bank of Montreal	4.338%	10/5/28	2,748	2,792
	Bank of New York Mellon Corp.	3.000%	2/24/25	639	643
	Bank of New York Mellon Corp.	1.600%	4/24/25	1,233	1,191
	Bank of Nova Scotia	3.400%	2/11/24	249	252
	Bank of Nova Scotia	0.700%	4/15/24	495	475
	Bank of Nova Scotia	0.650%	7/31/24	740	703
	Bank of Nova Scotia	1.450%	1/10/25	1,300	1,249
	Bank of Nova Scotia	2.200%	2/3/25	2,300	2,246
	Bank of Nova Scotia	1.300%	6/11/25	1,470	1,388
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,521
	Bank of Nova Scotia	1.050%	3/2/26	1,355	1,246
	Bank of Nova Scotia	1.350%	6/24/26	1,625	1,509
	Bank of Nova Scotia	1.300%	9/15/26	500	460
[5]	Bank of Nova Scotia	1.188%	10/13/26	810	756
	Bank of Nova Scotia	1.950%	2/2/27	800	756
[5]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	1,628	1,559
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	655	605
[8]	Barclays plc	3.125%	1/17/24	425	561
	Barclays plc	4.375%	9/11/24	1,280	1,299
	Barclays plc	1.007%	12/10/24	1,780	1,709
	Barclays plc	3.650%	3/16/25	1,487	1,492
	Barclays plc	3.932%	5/7/25	1,965	1,980
	Barclays plc	4.375%	1/12/26	1,696	1,734
	Barclays plc	2.852%	5/7/26	2,940	2,858
	Barclays plc	5.200%	5/12/26	1,700	1,774
	Barclays plc	2.279%	11/24/27	2,000	1,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	95	88
[7]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	775	857
[7]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	820	901
[7]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	167
[5]	BNP Paribas SA	2.819%	11/19/25	787	769
[5]	BNP Paribas SA	2.219%	6/9/26	800	760
[5]	BNP Paribas SA	1.323%	1/13/27	1,129	1,028
[5]	BPCE SA	5.700%	10/22/23	900	931
[5]	BPCE SA	2.375%	1/14/25	1,000	965
[5]	BPCE SA	1.000%	1/20/26	930	852
[5]	BPCE SA	2.045%	10/19/27	1,100	1,014
[6,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.175%	4/26/23	660	497
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,150
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	1,378	1,384
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	1,600	1,597
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	570	526
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	2,160	1,986
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	1,400	1,397
	Capital One Bank USA NA	2.280%	1/28/26	1,535	1,490
	Capital One Financial Corp.	3.500%	6/15/23	40	40
	Capital One Financial Corp.	3.900%	1/29/24	609	619
	Capital One Financial Corp.	3.750%	4/24/24	500	507
	Capital One Financial Corp.	3.300%	10/30/24	500	503
	Capital One Financial Corp.	1.343%	12/6/24	600	582
	Capital One Financial Corp.	4.200%	10/29/25	730	748
	Capital One Financial Corp.	2.636%	3/3/26	2,100	2,056
	Capital One Financial Corp.	1.878%	11/2/27	1,500	1,389
	Charles Schwab Corp.	3.625%	4/1/25	1,330	1,353
	Charles Schwab Corp.	3.850%	5/21/25	1,565	1,605
	Charles Schwab Corp.	0.900%	3/11/26	885	819
	Charles Schwab Corp.	1.150%	5/13/26	850	792
	Charles Schwab Corp.	2.450%	3/3/27	1,170	1,136
	Chubb INA Holdings Inc.	3.350%	5/15/24	2,769	2,810
[7]	Chubb INA Holdings Inc.	0.300%	12/15/24	685	744
	Chubb INA Holdings Inc.	3.150%	3/15/25	148	150
	Chubb INA Holdings Inc.	3.350%	5/3/26	1,718	1,743
[7]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	100	112
	Citigroup Inc.	3.500%	5/15/23	500	507
	Citigroup Inc.	1.678%	5/15/24	1,345	1,333
	Citigroup Inc.	4.044%	6/1/24	2,250	2,279
	Citigroup Inc.	3.750%	6/16/24	200	203
	Citigroup Inc.	0.776%	10/30/24	880	850
	Citigroup Inc.	3.875%	3/26/25	795	805
	Citigroup Inc.	3.352%	4/24/25	1,250	1,253
	Citigroup Inc.	3.300%	4/27/25	395	398
	Citigroup Inc.	0.981%	5/1/25	855	816
	Citigroup Inc.	4.400%	6/10/25	887	913
	Citigroup Inc.	5.500%	9/13/25	60	64
	Citigroup Inc.	1.281%	11/3/25	600	571
	Citigroup Inc.	2.014%	1/25/26	800	770
	Citigroup Inc.	4.600%	3/9/26	1,234	1,281
	Citigroup Inc.	3.106%	4/8/26	2,735	2,712
	Citigroup Inc.	3.400%	5/1/26	500	504
	Citigroup Inc.	3.200%	10/21/26	1,626	1,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	1.122%	1/28/27	1,200	1,103
	Citigroup Inc.	1.462%	6/9/27	1,960	1,805
	Citigroup Inc.	3.070%	2/24/28	1,000	976
	CNO Financial Group Inc.	5.250%	5/30/25	750	783
[5]	CNO Global Funding	1.750%	10/7/26	600	554
[6,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	1.945%	9/10/30	600	451
[5]	Cooperatieve Rabobank UA	3.875%	9/26/23	1,245	1,266
[5]	Cooperatieve Rabobank UA	2.625%	7/22/24	1,015	1,006
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	763
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,461
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,060	970
[5]	Cooperatieve Rabobank UA	1.980%	12/15/27	800	743
	Corebridge Financial Inc.	3.500%	4/4/25	1,735	1,733
	Corebridge Financial Inc.	3.900%	4/5/32	1,930	1,929
[8]	Credit Agricole SA	7.375%	12/18/23	650	919
[5]	Credit Agricole SA	1.247%	1/26/27	1,235	1,125
	Credit Suisse AG	0.520%	8/9/23	942	917
	Credit Suisse AG	0.495%	2/2/24	270	258
	Credit Suisse AG	3.625%	9/9/24	940	951
	Credit Suisse AG	2.950%	4/9/25	1,100	1,089
	Credit Suisse AG	1.250%	8/7/26	1,200	1,097
	Credit Suisse Group AG	3.800%	6/9/23	830	838
[5]	Credit Suisse Group AG	4.207%	6/12/24	2,370	2,392
	Credit Suisse Group AG	3.750%	3/26/25	915	912
[5]	Credit Suisse Group AG	1.305%	2/2/27	850	760
[6,9]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.389%	3/8/24	310	232
[5]	Danske Bank A/S	3.875%	9/12/23	1,000	1,010
[5]	Danske Bank A/S	1.171%	12/8/23	1,530	1,511
[5]	Danske Bank A/S	1.226%	6/22/24	1,000	954
[5]	Danske Bank A/S	0.976%	9/10/25	1,600	1,500
[5]	Danske Bank A/S	1.549%	9/10/27	1,100	1,003
[7]	Danske Bank A/S	1.000%	5/15/31	100	104
[7]	de Volksbank NV	0.250%	6/22/26	800	835
	Deutsche Bank AG	0.962%	11/8/23	400	389
	Deutsche Bank AG	0.898%	5/28/24	1,400	1,335
	Deutsche Bank AG	2.222%	9/18/24	935	915
	Deutsche Bank AG	1.447%	4/1/25	860	822
	Deutsche Bank AG	1.686%	3/19/26	575	539
	Deutsche Bank AG	2.129%	11/24/26	2,250	2,089
	Deutsche Bank AG	2.311%	11/16/27	1,000	920
	Deutsche Bank AG	2.552%	1/7/28	800	739
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,360	1,332
[5,11]	Dexia Credit Local SA	2.375%	9/20/22	250	251
	Discover Bank	4.200%	8/8/23	635	646
	Discover Bank	2.450%	9/12/24	1,050	1,032
	Discover Bank	3.450%	7/27/26	850	847
	Discover Bank	4.682%	8/9/28	550	558
	Discover Financial Services	3.950%	11/6/24	165	168
	Discover Financial Services	3.750%	3/4/25	200	202
	Discover Financial Services	4.500%	1/30/26	300	309
[5]	DNB Bank ASA	1.127%	9/16/26	1,420	1,305
[5]	DNB Bank ASA	1.535%	5/25/27	725	667
[5]	Equitable Financial Life Global Funding	0.500%	11/17/23	1,505	1,452
	Equitable Holdings Inc.	3.900%	4/20/23	992	1,005
[5]	F&G Global Funding	0.900%	9/20/24	900	849
[5]	F&G Global Funding	1.750%	6/30/26	1,000	928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	715	749
	Fidelity National Financial Inc.	5.500%	9/1/22	80	81
	Fifth Third Bancorp	3.650%	1/25/24	900	912
	First American Financial Corp.	4.300%	2/1/23	120	122
	First American Financial Corp.	4.600%	11/15/24	210	216
	First-Citizens Bank & Trust Co.	3.929%	6/19/24	250	252
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	515	510
[5]	Five Corners Funding Trust	4.419%	11/15/23	2,113	2,161
	FS KKR Capital Corp.	3.400%	1/15/26	440	427
[5]	GA Global Funding Trust	1.000%	4/8/24	865	828
[5]	GA Global Funding Trust	1.625%	1/15/26	390	364
	GATX Corp.	3.250%	3/30/25	60	59
	GATX Corp.	3.250%	9/15/26	290	289
	Goldman Sachs Group Inc.	0.627%	11/17/23	740	731
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,844
	Goldman Sachs Group Inc.	4.000%	3/3/24	690	704
	Goldman Sachs Group Inc.	0.673%	3/8/24	1,025	1,005
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,575	1,602
	Goldman Sachs Group Inc.	0.657%	9/10/24	5,530	5,351
	Goldman Sachs Group Inc.	0.925%	10/21/24	1,700	1,648
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,545	1,560
	Goldman Sachs Group Inc.	1.757%	1/24/25	865	844
	Goldman Sachs Group Inc.	3.500%	4/1/25	2,085	2,102
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,746	2,789
	Goldman Sachs Group Inc.	3.272%	9/29/25	3,207	3,208
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,810	1,859
	Goldman Sachs Group Inc.	0.855%	2/12/26	1,025	956
	Goldman Sachs Group Inc.	3.750%	2/25/26	710	722
[7]	Goldman Sachs Group Inc.	2.875%	6/3/26	600	699
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	848
	Goldman Sachs Group Inc.	1.093%	12/9/26	2,985	2,737
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,875	2,653
	Goldman Sachs Group Inc.	1.542%	9/10/27	350	321
	Goldman Sachs Group Inc.	1.948%	10/21/27	1,850	1,720
	Goldman Sachs Group Inc.	2.640%	2/24/28	730	699
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.245%	5/16/23	1,030	774
[5]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	460	428
	Hanover Insurance Group Inc.	4.500%	4/15/26	360	374
	HSBC Holdings plc	3.600%	5/25/23	2,220	2,246
[8]	HSBC Holdings plc	2.175%	6/27/23	500	657
	HSBC Holdings plc	3.033%	11/22/23	2,991	3,002
[12]	HSBC Holdings plc	3.196%	12/5/23	1,600	1,284
[9]	HSBC Holdings plc	3.350%	2/16/24	291	220
	HSBC Holdings plc	4.250%	3/14/24	1,625	1,649
	HSBC Holdings plc	3.950%	5/18/24	1,775	1,793
	HSBC Holdings plc	0.732%	8/17/24	1,200	1,161
	HSBC Holdings plc	1.162%	11/22/24	800	773
	HSBC Holdings plc	3.803%	3/11/25	2,120	2,131
	HSBC Holdings plc	0.976%	5/24/25	1,800	1,708
	HSBC Holdings plc	4.250%	8/18/25	1,700	1,720
	HSBC Holdings plc	2.633%	11/7/25	1,084	1,058
	HSBC Holdings plc	4.300%	3/8/26	770	791
	HSBC Holdings plc	2.999%	3/10/26	1,390	1,363
	HSBC Holdings plc	1.645%	4/18/26	3,380	3,186
	HSBC Holdings plc	3.900%	5/25/26	908	918
	HSBC Holdings plc	2.099%	6/4/26	3,051	2,901
	HSBC Holdings plc	4.292%	9/12/26	1,730	1,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	1.589%	5/24/27	2,280	2,086
[8]	HSBC Holdings plc	1.750%	7/24/27	200	247
	HSBC Holdings plc	2.251%	11/22/27	1,000	932
[6,9]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.145%	2/16/24	686	514
	Huntington Bancshares Inc.	4.350%	2/4/23	200	202
	ING Groep NV	3.550%	4/9/24	200	202
	ING Groep NV	1.726%	4/1/27	580	536
	Intercontinental Exchange Inc.	4.000%	10/15/23	630	644
	Intercontinental Exchange Inc.	3.750%	12/1/25	886	908
[5]	Intesa Sanpaolo SpA	3.250%	9/23/24	1,690	1,672
	Invesco Finance plc	4.000%	1/30/24	1,370	1,395
	Invesco Finance plc	3.750%	1/15/26	406	414
[5]	Jackson Financial Inc.	1.125%	11/22/23	700	679
	JPMorgan Chase & Co.	1.514%	6/1/24	950	937
	JPMorgan Chase & Co.	3.797%	7/23/24	480	486
	JPMorgan Chase & Co.	3.875%	9/10/24	100	102
	JPMorgan Chase & Co.	4.023%	12/5/24	2,142	2,176
	JPMorgan Chase & Co.	3.125%	1/23/25	670	674
	JPMorgan Chase & Co.	0.563%	2/16/25	935	895
	JPMorgan Chase & Co.	3.220%	3/1/25	2,667	2,678
	JPMorgan Chase & Co.	0.824%	6/1/25	3,408	3,253
	JPMorgan Chase & Co.	0.969%	6/23/25	2,400	2,292
	JPMorgan Chase & Co.	3.900%	7/15/25	1,230	1,264
	JPMorgan Chase & Co.	2.301%	10/15/25	3,235	3,161
	JPMorgan Chase & Co.	1.561%	12/10/25	1,400	1,340
	JPMorgan Chase & Co.	2.005%	3/13/26	2,830	2,731
	JPMorgan Chase & Co.	2.083%	4/22/26	4,470	4,308
	JPMorgan Chase & Co.	3.200%	6/15/26	338	340
	JPMorgan Chase & Co.	1.045%	11/19/26	4,434	4,099
	JPMorgan Chase & Co.	4.125%	12/15/26	288	298
	JPMorgan Chase & Co.	1.040%	2/4/27	2,460	2,253
	JPMorgan Chase & Co.	1.578%	4/22/27	2,200	2,049
	JPMorgan Chase & Co.	1.470%	9/22/27	1,800	1,664
	Kemper Corp.	4.350%	2/15/25	650	664
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	119
	Lazard Group LLC	3.750%	2/13/25	230	232
[13,14]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	210	—
	Lincoln National Corp.	4.000%	9/1/23	453	461
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,475
	Lloyds Banking Group plc	3.900%	3/12/24	500	508
	Lloyds Banking Group plc	0.695%	5/11/24	2,040	1,987
	Lloyds Banking Group plc	4.450%	5/8/25	765	784
	Lloyds Banking Group plc	3.870%	7/9/25	871	879
	Lloyds Banking Group plc	4.582%	12/10/25	1,275	1,301
	Lloyds Banking Group plc	2.438%	2/5/26	300	290
	Lloyds Banking Group plc	1.627%	5/11/27	585	537
[6,9]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.535%	3/7/25	400	301
[5]	LSEGA Financing plc	0.650%	4/6/24	1,200	1,143
[5]	LSEGA Financing plc	1.375%	4/6/26	980	902
[7]	Luminor Bank A/S	0.792%	12/3/24	156	169
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.945%	5/28/30	1,460	1,125
	Macquarie Group Ltd.	3.189%	11/28/23	960	962
[5]	Macquarie Group Ltd.	1.340%	1/12/27	970	882
[5]	Macquarie Group Ltd.	1.629%	9/23/27	655	591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	172	174
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	393
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	50	51
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	882	894
[5]	MassMutual Global Funding II	2.750%	6/22/24	2,200	2,192
[5]	Metropolitan Life Global Funding I	0.400%	1/7/24	660	634
[5]	Metropolitan Life Global Funding I	3.600%	1/11/24	255	259
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	2,631	2,672
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	200
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,575	1,590
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	660	656
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	2,515	2,436
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	1,125	1,089
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,100	2,136
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,630	1,527
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	2,065	1,960
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	900	849
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	255	248
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,185	2,008
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	800	735
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,300	1,228
[6,9]	Mitsubishi UFJ Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.482%	10/1/24	400	302
[5]	Mizuho Bank Ltd.	3.750%	4/16/24	240	244
[5]	Mizuho Bank Ltd.	3.600%	9/25/24	400	406
	Mizuho Financial Group Inc.	2.721%	7/16/23	800	801
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,410	1,381
	Mizuho Financial Group Inc.	2.555%	9/13/25	552	541
[5]	Mizuho Financial Group Inc.	3.477%	4/12/26	300	299
	Mizuho Financial Group Inc.	2.226%	5/25/26	910	873
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,630	1,482
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,000	919
	Morgan Stanley	4.100%	5/22/23	800	814
	Morgan Stanley	0.560%	11/10/23	820	811
	Morgan Stanley	0.529%	1/25/24	3,965	3,901
	Morgan Stanley	0.731%	4/5/24	1,055	1,033
	Morgan Stanley	3.737%	4/24/24	962	972
	Morgan Stanley	3.700%	10/23/24	1,115	1,135
	Morgan Stanley	0.791%	1/22/25	1,800	1,728
	Morgan Stanley	0.790%	5/30/25	6,390	6,072
	Morgan Stanley	2.720%	7/22/25	4,058	4,015
	Morgan Stanley	4.000%	7/23/25	2,157	2,210
	Morgan Stanley	0.864%	10/21/25	390	368
	Morgan Stanley	1.164%	10/21/25	1,200	1,140
	Morgan Stanley	5.000%	11/24/25	2,695	2,841
	Morgan Stanley	3.875%	1/27/26	2,700	2,751
	Morgan Stanley	2.188%	4/28/26	3,547	3,431
	Morgan Stanley	3.125%	7/27/26	195	193
	Morgan Stanley	4.350%	9/8/26	600	619
	Morgan Stanley	0.985%	12/10/26	1,842	1,694
	Morgan Stanley	1.593%	5/4/27	1,705	1,585
	Morgan Stanley	1.512%	7/20/27	2,450	2,258
[7]	Morgan Stanley	0.406%	10/29/27	314	329
	Morgan Stanley	2.475%	1/21/28	1,500	1,430
	Nasdaq Inc.	4.250%	6/1/24	100	103
	National Bank of Canada	0.750%	8/6/24	1,000	948
	National Bank of Canada	0.550%	11/15/24	1,140	1,097
[5]	Nationwide Building Society	3.766%	3/8/24	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nationwide Building Society	4.363%	8/1/24	950	965
[5]	Nationwide Building Society	1.000%	8/28/25	800	739
[5]	Nationwide Building Society	1.500%	10/13/26	900	830
[7]	Nationwide Building Society	2.000%	7/25/29	1,485	1,653
	Natwest Group plc	3.875%	9/12/23	510	515
	Natwest Group plc	2.359%	5/22/24	320	317
	Natwest Group plc	4.519%	6/25/24	905	919
	Natwest Group plc	4.269%	3/22/25	2,553	2,584
[7]	Natwest Group plc	1.750%	3/2/26	400	445
	Natwest Group plc	4.800%	4/5/26	900	931
	Natwest Group plc	1.642%	6/14/27	700	640
	Natwest Group plc	3.754%	11/1/29	1,180	1,170
[8]	Natwest Group plc	2.105%	11/28/31	200	244
[8]	NIBC Bank NV	3.125%	11/15/23	300	396
	Nomura Holdings Inc.	2.648%	1/16/25	800	780
	Nomura Holdings Inc.	1.851%	7/16/25	815	769
	Nomura Holdings Inc.	1.653%	7/14/26	1,365	1,255
	Nomura Holdings Inc.	2.329%	1/22/27	700	655
[5]	Northwestern Mutual Global Funding	0.800%	1/14/26	510	472
[5]	Nuveen Finance LLC	4.125%	11/1/24	488	498
	OneMain Finance Corp.	3.500%	1/15/27	75	69
	ORIX Corp.	4.050%	1/16/24	150	153
	Owl Rock Capital Corp.	3.750%	7/22/25	330	320
	Owl Rock Capital Corp.	4.250%	1/15/26	60	59
	Owl Rock Capital Corp.	3.400%	7/15/26	470	443
[5]	Pacific Life Global Funding II	1.200%	6/24/25	560	523
[8]	Pension Insurance Corp. plc	6.500%	7/3/24	595	839
[8]	Phoenix Group Holdings plc	6.625%	12/18/25	775	1,123
	PNC Bank NA	3.800%	7/25/23	750	761
	PNC Bank NA	2.950%	2/23/25	690	691
	PNC Bank NA	3.250%	6/1/25	1,860	1,884
	PNC Financial Services Group Inc.	3.900%	4/29/24	248	253
	Principal Financial Group Inc.	3.100%	11/15/26	175	173
	Progressive Corp.	2.500%	3/15/27	1,317	1,289
[5]	Protective Life Global Funding	0.502%	4/12/23	240	236
[5]	Protective Life Global Funding	0.473%	1/12/24	150	144
[5]	Protective Life Global Funding	1.618%	4/15/26	820	770
	Prudential Financial Inc.	5.200%	3/15/44	85	85
	Reinsurance Group of America Inc.	4.700%	9/15/23	200	205
[5]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,135
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	200	184
[8]	Rothesay Life plc	8.000%	10/30/25	645	967
	Royal Bank of Canada	0.425%	1/19/24	450	434
	Royal Bank of Canada	2.550%	7/16/24	2,955	2,940
	Royal Bank of Canada	0.750%	10/7/24	537	509
	Royal Bank of Canada	2.250%	11/1/24	3,795	3,743
	Royal Bank of Canada	1.600%	1/21/25	900	867
	Royal Bank of Canada	1.150%	6/10/25	880	830
	Royal Bank of Canada	1.200%	4/27/26	1,220	1,131
	Royal Bank of Canada	1.150%	7/14/26	1,305	1,198
	Royal Bank of Canada	1.400%	11/2/26	495	457
	Royal Bank of Canada	2.050%	1/21/27	105	100
	Santander Holdings USA Inc.	3.500%	6/7/24	1,410	1,414
	Santander Holdings USA Inc.	3.450%	6/2/25	1,065	1,062
	Santander Holdings USA Inc.	4.500%	7/17/25	615	629
	Santander UK Group Holdings plc	3.373%	1/5/24	2,017	2,023
	Santander UK Group Holdings plc	4.796%	11/15/24	820	838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK Group Holdings plc	1.532%	8/21/26	1,125	1,037
	Santander UK Group Holdings plc	1.673%	6/14/27	2,085	1,898
	Santander UK Group Holdings plc	2.469%	1/11/28	700	652
	Santander UK plc	4.000%	3/13/24	1,730	1,766
[5]	SBL Holdings Inc.	5.125%	11/13/26	455	462
[8]	Scottish Widows Ltd.	5.500%	6/16/23	490	665
[5]	Security Benefit Global Funding	1.250%	5/17/24	405	387
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	277
[5]	Standard Chartered plc	0.991%	1/12/25	1,205	1,152
[5]	Standard Chartered plc	1.214%	3/23/25	435	416
[5]	Standard Chartered plc	1.822%	11/23/25	900	855
[5]	Standard Chartered plc	1.456%	1/14/27	730	665
[6,9]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	2.065%	6/28/25	750	571
	State Street Corp.	3.550%	8/18/25	866	882
	State Street Corp.	2.354%	11/1/25	1,861	1,834
	Stifel Financial Corp.	4.250%	7/18/24	485	495
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	2,320	2,351
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	430	413
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,210	5,161
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	200	196
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,020	992
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,485	1,396
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	400	405
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	916
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	680
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	567
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.315%	10/16/24	1,185	893
[5]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	1,000	978
	SVB Financial Group	1.800%	10/28/26	800	744
[5]	Svenska Handelsbanken AB	0.550%	6/11/24	700	666
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	400	369
	Synchrony Financial	4.375%	3/19/24	840	855
	Synchrony Financial	4.250%	8/15/24	565	573
	Synchrony Financial	4.500%	7/23/25	1,345	1,373
	Toronto-Dominion Bank	0.550%	3/4/24	1,427	1,371
	Toronto-Dominion Bank	2.350%	3/8/24	3,530	3,509
	Toronto-Dominion Bank	2.650%	6/12/24	865	864
[9]	Toronto-Dominion Bank	2.050%	7/10/24	310	226
	Toronto-Dominion Bank	1.150%	6/12/25	1,050	990
	Toronto-Dominion Bank	0.750%	9/11/25	1,945	1,795
	Toronto-Dominion Bank	1.250%	9/10/26	2,200	2,026
	Toronto-Dominion Bank	2.800%	3/10/27	2,785	2,741
	Toronto-Dominion Bank	3.625%	9/15/31	160	161
[6,9]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.068%	7/10/24	1,110	835
	Trinity Acquisition plc	4.400%	3/15/26	40	41
	Truist Bank	3.200%	4/1/24	3,203	3,240
	Truist Bank	2.150%	12/6/24	1,530	1,506
	Truist Bank	1.500%	3/10/25	1,180	1,134
	Truist Bank	3.625%	9/16/25	635	643
	Truist Bank	2.636%	9/17/29	500	491
	Truist Financial Corp.	2.500%	8/1/24	555	551
	Truist Financial Corp.	4.000%	5/1/25	561	576
	Truist Financial Corp.	1.200%	8/5/25	735	692
	Truist Financial Corp.	1.267%	3/2/27	470	436
[5]	UBS AG	0.450%	2/9/24	446	427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	UBS AG	0.700%	8/9/24	650	616
[5]	UBS AG	1.250%	6/1/26	800	736
[5]	UBS Group AG	1.008%	7/30/24	1,285	1,251
[7]	UBS Group AG	1.500%	11/30/24	295	331
[5]	UBS Group AG	4.125%	9/24/25	257	262
[5]	UBS Group AG	4.125%	4/15/26	250	255
[5]	UBS Group AG	1.364%	1/30/27	925	852
[5]	UBS Group AG	1.494%	8/10/27	1,100	1,002
	US Bancorp	3.600%	9/11/24	490	498
	US Bancorp	1.450%	5/12/25	800	766
	US Bank NA	2.050%	1/21/25	1,250	1,223
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.750%	1/24/24	2,775	2,826
	Wells Fargo & Co.	1.654%	6/2/24	1,680	1,660
[9]	Wells Fargo & Co.	4.750%	8/27/24	1,000	771
	Wells Fargo & Co.	3.300%	9/9/24	534	540
	Wells Fargo & Co.	3.000%	2/19/25	3,050	3,050
	Wells Fargo & Co.	0.805%	5/19/25	840	802
	Wells Fargo & Co.	3.550%	9/29/25	2,558	2,593
	Wells Fargo & Co.	2.406%	10/30/25	3,310	3,244
	Wells Fargo & Co.	2.164%	2/11/26	1,790	1,732
	Wells Fargo & Co.	2.188%	4/30/26	4,070	3,929
	Wells Fargo & Co.	4.100%	6/3/26	2,390	2,451
	Wells Fargo & Co.	3.000%	10/23/26	2,140	2,111
[7]	Wells Fargo & Co.	1.375%	10/26/26	710	779
	Wells Fargo & Co.	3.196%	6/17/27	300	296
	Wells Fargo & Co.	3.526%	3/24/28	975	974
[8]	Wells Fargo Bank NA	5.250%	8/1/23	1,000	1,359
[5]	Westpac Banking Corp.	1.552%	9/30/26	220	209
[9]	Westpac Banking Corp.	4.800%	6/14/28	200	153
	Westpac Banking Corp.	2.894%	2/4/30	1,831	1,767
	Westpac Banking Corp.	4.322%	11/23/31	705	709
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	1.445%	2/16/28	100	75
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	1.620%	1/29/31	200	148
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.982%	6/22/28	1,600	1,208
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	2.025%	8/27/29	600	456
	Willis North America Inc.	3.600%	5/15/24	1,805	1,814
					629,278
Health Care (6.7%)
	AbbVie Inc.	3.250%	10/1/22	416	418
	AbbVie Inc.	2.300%	11/21/22	6,500	6,524
	AbbVie Inc.	2.800%	3/15/23	200	200
	AbbVie Inc.	2.850%	5/14/23	100	101
	AbbVie Inc.	3.850%	6/15/24	1,414	1,442
	AbbVie Inc.	2.600%	11/21/24	5,557	5,518
	AbbVie Inc.	3.800%	3/15/25	2,147	2,191
	AbbVie Inc.	3.600%	5/14/25	270	274
	AbbVie Inc.	3.200%	5/14/26	250	251
	AbbVie Inc.	2.950%	11/21/26	2,885	2,862
	Aetna Inc.	2.750%	11/15/22	375	377
	Aetna Inc.	2.800%	6/15/23	1,466	1,472
	Aetna Inc.	3.500%	11/15/24	330	334
[5]	Alcon Finance Corp.	2.750%	9/23/26	300	291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	American Medical Systems Europe BV	0.750%	3/8/25	758	829
	AmerisourceBergen Corp.	0.737%	3/15/23	970	956
	Amgen Inc.	1.900%	2/21/25	500	486
	Amgen Inc.	3.125%	5/1/25	550	554
	Anthem Inc.	3.500%	8/15/24	350	355
	Anthem Inc.	2.375%	1/15/25	545	538
	Anthem Inc.	1.500%	3/15/26	1,205	1,136
	Astrazeneca Finance LLC	1.200%	5/28/26	2,220	2,068
	AstraZeneca plc	3.375%	11/16/25	2,000	2,030
[5]	Bausch Health Cos. Inc.	6.125%	4/15/25	321	324
[5]	Bausch Health Cos. Inc.	5.500%	11/1/25	60	60
[5]	Bausch Health Cos. Inc.	7.000%	1/15/28	30	27
	Baxalta Inc.	4.000%	6/23/25	200	204
[5]	Baxter International Inc.	1.322%	11/29/24	3,000	2,864
[5]	Baxter International Inc.	1.915%	2/1/27	4,085	3,820
[5]	Bayer US Finance II LLC	3.875%	12/15/23	4,990	5,053
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,745	1,777
[5]	Bayer US Finance LLC	3.375%	10/8/24	1,160	1,159
	Becton Dickinson and Co.	3.363%	6/6/24	876	884
	Becton Dickinson and Co.	3.700%	6/6/27	1,000	1,015
	Biogen Inc.	3.625%	9/15/22	1,275	1,286
	Biogen Inc.	4.050%	9/15/25	200	206
	Boston Scientific Corp.	3.450%	3/1/24	803	813
	Boston Scientific Corp.	1.900%	6/1/25	860	825
	Bristol-Myers Squibb Co.	3.550%	8/15/22	1,150	1,159
	Bristol-Myers Squibb Co.	0.750%	11/13/25	1,500	1,394
	Bristol-Myers Squibb Co.	3.200%	6/15/26	277	281
	Cardinal Health Inc.	3.079%	6/15/24	495	496
	Cigna Corp.	3.000%	7/15/23	1,695	1,705
	Cigna Corp.	0.613%	3/15/24	1,000	960
	Cigna Corp.	3.500%	6/15/24	1,833	1,854
	Cigna Corp.	3.250%	4/15/25	1,000	1,004
	Cigna Corp.	4.125%	11/15/25	2,595	2,676
	Cigna Corp.	4.500%	2/25/26	100	105
	Cigna Corp.	1.250%	3/15/26	700	653
	CommonSpirit Health	4.200%	8/1/23	100	102
	CommonSpirit Health	2.760%	10/1/24	1,400	1,388
	CommonSpirit Health	1.547%	10/1/25	725	680
	CVS Health Corp.	2.750%	12/1/22	800	804
	CVS Health Corp.	2.625%	8/15/24	1,400	1,396
	CVS Health Corp.	4.100%	3/25/25	1,928	1,979
	CVS Health Corp.	3.875%	7/20/25	725	740
	CVS Health Corp.	2.875%	6/1/26	500	496
	CVS Health Corp.	3.000%	8/15/26	1,500	1,491
	CVS Health Corp.	3.625%	4/1/27	1,000	1,016
	CVS Health Corp.	1.300%	8/21/27	1,000	910
	Danaher Corp.	3.350%	9/15/25	300	302
	DH Europe Finance II Sarl	2.200%	11/15/24	2,900	2,844
[7]	DH Europe Finance II Sarl	0.200%	3/18/26	565	600
	Dignity Health	3.812%	11/1/24	30	30
	Encompass Health Corp.	4.500%	2/1/28	60	59
	Gilead Sciences Inc.	0.750%	9/29/23	2,102	2,052
	Gilead Sciences Inc.	3.700%	4/1/24	1,922	1,956
	Gilead Sciences Inc.	3.500%	2/1/25	2,442	2,476
	Gilead Sciences Inc.	3.650%	3/1/26	1,220	1,243
	Gilead Sciences Inc.	2.950%	3/1/27	300	297
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,141	1,150
	HCA Inc.	4.750%	5/1/23	1,000	1,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.000%	3/15/24	2,729	2,829
	HCA Inc.	5.375%	2/1/25	155	162
	HCA Inc.	5.250%	4/15/25	1,700	1,788
	HCA Inc.	5.250%	6/15/26	1,240	1,310
[5]	HCA Inc.	3.125%	3/15/27	1,155	1,129
[5]	Highmark Inc.	1.450%	5/10/26	1,760	1,629
	Humana Inc.	0.650%	8/3/23	1,200	1,171
	Humana Inc.	3.850%	10/1/24	460	468
	Humana Inc.	4.500%	4/1/25	1,500	1,551
	Illumina Inc.	0.550%	3/23/23	400	392
	McKesson Corp.	2.700%	12/15/22	1,700	1,704
	McKesson Corp.	2.850%	3/15/23	650	653
	McKesson Corp.	3.796%	3/15/24	2,300	2,333
	McKesson Corp.	0.900%	12/3/25	500	459
	McKesson Corp.	1.300%	8/15/26	1,000	920
	Medtronic Global Holdings SCA	3.350%	4/1/27	498	504
	Medtronic Inc.	3.500%	3/15/25	922	941
	Merck & Co. Inc.	1.700%	6/10/27	1,535	1,454
[5]	Mylan Inc.	3.125%	1/15/23	865	869
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	290	276
	PerkinElmer Inc.	0.850%	9/15/24	1,465	1,391
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	277
	Quest Diagnostics Inc.	3.500%	3/30/25	345	348
	Quest Diagnostics Inc.	3.450%	6/1/26	100	101
[5]	Roche Holdings Inc.	2.132%	3/10/25	715	701
[5]	Roche Holdings Inc.	2.314%	3/10/27	1,490	1,445
	Royalty Pharma plc	0.750%	9/2/23	2,185	2,124
	Royalty Pharma plc	1.200%	9/2/25	750	694
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	880	883
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	3,620	3,626
	SSM Health Care Corp.	3.688%	6/1/23	1,225	1,236
	Stryker Corp.	1.150%	6/15/25	1,350	1,272
	Stryker Corp.	3.375%	11/1/25	40	40
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	957	980
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	50	50
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	195	197
[5]	Tenet Healthcare Corp.	4.250%	6/1/29	78	75
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	7,000	6,834
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	5,000	4,808
	UnitedHealth Group Inc.	3.750%	7/15/25	180	185
	UnitedHealth Group Inc.	1.250%	1/15/26	340	320
	UnitedHealth Group Inc.	1.150%	5/15/26	420	392
	Utah Acquisition Sub Inc.	3.950%	6/15/26	2,100	2,087
	Viatris Inc.	1.125%	6/22/22	2,200	2,199
	Viatris Inc.	1.650%	6/22/25	1,904	1,772
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,000	1,984
	Zoetis Inc.	3.250%	2/1/23	419	422
	Zoetis Inc.	4.500%	11/13/25	1,200	1,254
					149,087
Industrials (5.4%)
	3M Co.	2.650%	4/15/25	745	740
[5]	Air Canada	3.875%	8/15/26	105	99
[5]	Allison Transmission Inc.	4.750%	10/1/27	120	118
[5]	American Airlines Inc.	11.750%	7/15/25	43	50
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	240	240
[5]	AP Moller - Maersk A/S	3.875%	9/28/25	800	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Aramark Services Inc.	6.375%	5/1/25	315	324
[5]	Aramark Services Inc.	5.000%	2/1/28	30	29
[9]	Aurizon Network Pty Ltd.	4.000%	6/21/24	600	455
[9]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	430	324
	Block Financial LLC	5.250%	10/1/25	373	392
	Boeing Co.	2.700%	5/1/22	460	460
	Boeing Co.	1.167%	2/4/23	200	198
	Boeing Co.	4.508%	5/1/23	5,777	5,876
	Boeing Co.	1.875%	6/15/23	775	767
	Boeing Co.	1.433%	2/4/24	6,800	6,579
	Boeing Co.	2.800%	3/1/24	875	871
	Boeing Co.	2.850%	10/30/24	245	242
	Boeing Co.	4.875%	5/1/25	5,165	5,334
	Boeing Co.	2.600%	10/30/25	348	336
	Boeing Co.	2.750%	2/1/26	840	815
	Boeing Co.	2.196%	2/4/26	11,900	11,259
	Boeing Co.	2.250%	6/15/26	250	236
	Boeing Co.	2.700%	2/1/27	690	663
[9]	Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	300	223
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	473	482
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	534
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	329
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	1,029
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	83
	Carrier Global Corp.	2.242%	2/15/25	414	402
	Caterpillar Financial Services Corp.	0.800%	11/13/25	595	553
	Caterpillar Financial Services Corp.	1.150%	9/14/26	600	557
[5]	Clark Equipment Co.	5.875%	6/1/25	60	61
[5]	Clean Harbors Inc.	4.875%	7/15/27	360	362
	CNH Industrial Capital LLC	1.950%	7/2/23	790	782
	CNH Industrial Capital LLC	1.875%	1/15/26	2,027	1,920
	CNH Industrial Capital LLC	1.450%	7/15/26	1,160	1,069
	CNH Industrial NV	4.500%	8/15/23	1,620	1,655
	CSX Corp.	3.350%	11/1/25	140	141
[5]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	1,715	1,663
[5]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	780	778
	Deere & Co.	2.750%	4/15/25	710	709
	Delta Air Lines Inc.	2.900%	10/28/24	70	68
[5]	Delta Air Lines Inc.	7.000%	5/1/25	1,825	1,953
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	2,440	2,457
	Dover Corp.	3.150%	11/15/25	210	210
[7]	easyJet plc	0.875%	6/11/25	425	455
	Embraer Overseas Ltd.	5.696%	9/16/23	37	38
	Embraer SA	5.150%	6/15/22	610	613
	General Dynamics Corp.	3.250%	4/1/25	1,360	1,375
	General Dynamics Corp.	3.500%	5/15/25	960	978
	General Dynamics Corp.	3.500%	4/1/27	660	673
[8]	Heathrow Funding Ltd.	6.750%	12/3/28	285	434
[7]	Highland Holdings Sarl	0.000%	11/12/23	1,669	1,828
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	1,605	1,623
	John Deere Capital Corp.	2.125%	3/7/25	590	580
	John Deere Capital Corp.	1.300%	10/13/26	300	279
	John Deere Capital Corp.	2.350%	3/8/27	910	885
	Johnson Controls International plc	3.625%	7/2/24	303	307
	Johnson Controls International plc	3.900%	2/14/26	80	82
	L3Harris Technologies Inc.	3.850%	6/15/23	3,571	3,620
	L3Harris Technologies Inc.	3.950%	5/28/24	672	683
	L3Harris Technologies Inc.	3.832%	4/27/25	155	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	3.850%	12/15/26	780	794
	Lennox International Inc.	1.350%	8/1/25	230	216
	Lockheed Martin Corp.	2.900%	3/1/25	120	121
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	4,850	5,050
	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	1,450	1,449
	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	205	204
[6,9]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.516%	7/12/24	250	186
	Norfolk Southern Corp.	3.650%	8/1/25	270	274
	Norfolk Southern Corp.	2.900%	6/15/26	520	514
	Northrop Grumman Corp.	2.930%	1/15/25	2,112	2,110
	Otis Worldwide Corp.	2.056%	4/5/25	3,410	3,322
[9]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,120	858
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	120	122
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	340	341
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	140	142
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	1,920	1,929
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	1,360	1,250
[9]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	160	121
	Quanta Services Inc.	0.950%	10/1/24	350	332
	Raytheon Technologies Corp.	3.650%	8/16/23	308	312
	Raytheon Technologies Corp.	3.200%	3/15/24	3,995	4,039
	Raytheon Technologies Corp.	3.950%	8/16/25	1,120	1,156
	Raytheon Technologies Corp.	3.500%	3/15/27	1,149	1,166
	Republic Services Inc.	2.500%	8/15/24	40	40
	Republic Services Inc.	3.200%	3/15/25	385	385
	Republic Services Inc.	0.875%	11/15/25	500	458
	Republic Services Inc.	2.900%	7/1/26	140	138
[5]	Rolls-Royce plc	3.625%	10/14/25	90	88
[5]	Rolls-Royce plc	5.750%	10/15/27	350	359
	Ryder System Inc.	3.650%	3/18/24	2,105	2,129
	Ryder System Inc.	1.750%	9/1/26	710	662
	Ryder System Inc.	2.850%	3/1/27	590	573
[5]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	2,215	2,131
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	1,250	1,161
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,003
	Southwest Airlines Co.	4.750%	5/4/23	2,700	2,761
	Southwest Airlines Co.	5.250%	5/4/25	1,265	1,328
	Southwest Airlines Co.	3.000%	11/15/26	200	196
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	637
	Teledyne Technologies Inc.	1.600%	4/1/26	1,950	1,819
[5]	TransDigm Inc.	8.000%	12/15/25	475	495
[5]	TransDigm Inc.	6.250%	3/15/26	190	196
	TransDigm Inc.	5.500%	11/15/27	150	149
	Tyco Electronics Group SA	3.450%	8/1/24	725	732
	Tyco Electronics Group SA	3.700%	2/15/26	720	734
	Tyco Electronics Group SA	3.125%	8/15/27	700	698
[4]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	285	288
	Union Pacific Corp.	3.500%	6/8/23	225	228
	Union Pacific Corp.	3.646%	2/15/24	400	406
	Union Pacific Corp.	3.150%	3/1/24	1,440	1,454
	Union Pacific Corp.	3.250%	1/15/25	50	50
	Union Pacific Corp.	3.250%	8/15/25	470	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	2.750%	3/1/26	300	298
	Union Pacific Corp.	3.000%	4/15/27	210	211
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	259	254
[5]	United Airlines Inc.	4.375%	4/15/26	300	295
	United Rentals North America Inc.	3.875%	11/15/27	222	220
[4,14]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	1	1
[5]	Vertiv Group Corp.	4.125%	11/15/28	80	73
	Waste Management Inc.	2.400%	5/15/23	110	110
	Waste Management Inc.	0.750%	11/15/25	700	647
[5]	WESCO Distribution Inc.	7.125%	6/15/25	55	57
[5]	WESCO Distribution Inc.	7.250%	6/15/28	155	165
[7]	Wizz Air Finance Co. BV	1.350%	1/19/24	100	108
[9]	WSO Finance Pty Ltd.	3.500%	7/14/23	310	235
					120,306
Materials (2.1%)
[5]	Air Liquide Finance SA	2.250%	9/27/23	1,435	1,430
	ArcelorMittal SA	4.550%	3/11/26	670	690
[5]	Arconic Corp.	6.000%	5/15/25	35	36
[5]	Arconic Corp.	6.125%	2/15/28	65	65
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	250	250
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	155	149
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	80	77
	Ball Corp.	4.000%	11/15/23	215	219
	Ball Corp.	4.875%	3/15/26	75	78
	Berry Global Inc.	0.950%	2/15/24	2,065	1,973
	Berry Global Inc.	1.570%	1/15/26	3,437	3,208
[5]	Berry Global Inc.	4.875%	7/15/26	458	463
[5]	Berry Global Inc.	5.625%	7/15/27	765	774
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	140
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	55	48
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,510	1,522
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,211
	Cleveland-Cliffs Inc.	5.875%	6/1/27	155	159
	Dow Chemical Co.	4.550%	11/30/25	790	824
	Dow Chemical Co.	3.625%	5/15/26	1,880	1,905
	DuPont de Nemours Inc.	4.205%	11/15/23	2,856	2,922
	DuPont de Nemours Inc.	4.493%	11/15/25	2,040	2,123
	Eastman Chemical Co.	3.800%	3/15/25	670	678
	EI du Pont de Nemours and Co.	1.700%	7/15/25	460	441
[5]	Element Solutions Inc.	3.875%	9/1/28	210	197
	FMC Corp.	3.200%	10/1/26	616	611
	Freeport-McMoRan Inc.	4.550%	11/14/24	790	814
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	272
[5]	Georgia-Pacific LLC	0.625%	5/15/24	2,905	2,774
[5]	Georgia-Pacific LLC	1.750%	9/30/25	1,560	1,484
[5]	Georgia-Pacific LLC	0.950%	5/15/26	2,250	2,051
[5]	Georgia-Pacific LLC	2.100%	4/30/27	1,470	1,388
[8]	Glencore Finance Europe Ltd.	6.000%	4/3/22	300	394
[7]	Glencore Finance Europe Ltd.	1.750%	3/17/25	214	236
[7]	Glencore Finance Europe Ltd.	3.750%	4/1/26	313	369
[5]	Graphic Packaging International LLC	0.821%	4/15/24	1,025	975
[5]	Graphic Packaging International LLC	3.500%	3/15/28	20	19

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Graphic Packaging International LLC	3.500%	3/1/29	63	58
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	75	73
[5]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	788	805
[5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	50	46
[5]	Ingevity Corp.	3.875%	11/1/28	70	63
[5]	International Flavors & Fragrances Inc.	0.697%	9/15/22	570	568
	LYB International Finance BV	4.000%	7/15/23	683	694
	LYB International Finance III LLC	1.250%	10/1/25	1,609	1,490
	LyondellBasell Industries NV	5.750%	4/15/24	715	746
	Martin Marietta Materials Inc.	0.650%	7/15/23	500	488
	Mosaic Co.	4.250%	11/15/23	635	649
	Nucor Corp.	2.000%	6/1/25	831	805
	Nutrien Ltd.	1.900%	5/13/23	1,491	1,481
	Nutrien Ltd.	3.000%	4/1/25	1,065	1,059
	Packaging Corp. of America	3.650%	9/15/24	11	11
[5]	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	170	158
	PPG Industries Inc.	1.200%	3/15/26	955	884
	RPM International Inc.	3.750%	3/15/27	380	386
	Steel Dynamics Inc.	2.800%	12/15/24	445	440
	Steel Dynamics Inc.	2.400%	6/15/25	330	320
	WRKCo Inc.	3.000%	9/15/24	1,235	1,229
	WRKCo Inc.	3.750%	3/15/25	270	274
					45,696
Real Estate (3.9%)
[8]	Akelius Residential Property AB	2.375%	8/15/25	800	1,037
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,829	1,842
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	200	202
	American Tower Corp.	3.000%	6/15/23	1,824	1,831
	American Tower Corp.	0.600%	1/15/24	3,760	3,608
	American Tower Corp.	3.375%	5/15/24	930	933
	American Tower Corp.	2.950%	1/15/25	1,586	1,570
	American Tower Corp.	2.400%	3/15/25	1,718	1,674
	American Tower Corp.	4.000%	6/1/25	1,060	1,077
	American Tower Corp.	1.600%	4/15/26	2,020	1,875
	American Tower Corp.	1.450%	9/15/26	990	906
	American Tower Corp.	3.375%	10/15/26	740	733
[7]	American Tower Corp.	0.450%	1/15/27	563	583
	American Tower Corp.	2.750%	1/15/27	838	804
[7]	American Tower Corp.	0.400%	2/15/27	256	264
	American Tower Corp.	3.550%	7/15/27	320	318
[7]	Aroundtown SA	0.625%	7/9/25	1,300	1,384
[7]	Aroundtown SA	3.375%	12/31/99	100	108
	AvalonBay Communities Inc.	2.850%	3/15/23	400	401
	AvalonBay Communities Inc.	2.950%	5/11/26	600	596
	AvalonBay Communities Inc.	2.900%	10/15/26	200	197
	Boston Properties LP	3.125%	9/1/23	1,300	1,308
	Boston Properties LP	3.800%	2/1/24	150	152
	Boston Properties LP	3.200%	1/15/25	380	380
	Boston Properties LP	2.750%	10/1/26	302	294
	Brandywine Operating Partnership LP	3.950%	2/15/23	390	393
	Brandywine Operating Partnership LP	4.100%	10/1/24	390	394
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,035	2,050
	Brixmor Operating Partnership LP	3.850%	2/1/25	1,041	1,052
	Camden Property Trust	4.250%	1/15/24	1,518	1,543
	Camden Property Trust	3.500%	9/15/24	180	181
	Corporate Office Properties LP	2.250%	3/15/26	1,913	1,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,210
	Crown Castle International Corp.	3.200%	9/1/24	1,930	1,933
	Crown Castle International Corp.	1.350%	7/15/25	860	803
	Crown Castle International Corp.	4.450%	2/15/26	1,230	1,268
	Crown Castle International Corp.	3.700%	6/15/26	700	704
	Crown Castle International Corp.	1.050%	7/15/26	2,065	1,869
	Crown Castle International Corp.	4.000%	3/1/27	210	213
	Crown Castle International Corp.	2.900%	3/15/27	570	551
[5]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	88	83
	CubeSmart LP	4.000%	11/15/25	240	244
[7]	Digital Dutch Finco BV	0.625%	7/15/25	420	449
	Duke Realty LP	3.250%	6/30/26	430	428
	Equinix Inc.	1.450%	5/15/26	290	267
	Equinix Inc.	2.900%	11/18/26	480	466
	ERP Operating LP	3.000%	4/15/23	1,430	1,439
	ERP Operating LP	3.375%	6/1/25	600	607
	ERP Operating LP	2.850%	11/1/26	246	242
[7]	Fastighets AB Balder	1.875%	3/14/25	300	333
	Federal Realty Investment Trust	2.750%	6/1/23	500	499
	Federal Realty Investment Trust	3.950%	1/15/24	724	733
[5]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	125	119
	Healthcare Realty Trust Inc.	3.875%	5/1/25	200	203
	Healthpeak Properties Inc.	3.400%	2/1/25	114	115
	Healthpeak Properties Inc.	1.350%	2/1/27	1,300	1,190
[7]	Heimstaden Bostad AB	1.125%	1/21/26	500	535
	Highwoods Realty LP	3.625%	1/15/23	170	171
	Host Hotels & Resorts LP	4.000%	6/15/25	366	370
	IIP Operating Partnership LP	5.500%	5/25/26	900	900
	Kilroy Realty LP	3.450%	12/15/24	669	671
	Kilroy Realty LP	4.375%	10/1/25	190	195
	Kimco Realty Corp.	3.500%	4/15/23	410	413
	Kimco Realty Corp.	3.125%	6/1/23	657	660
	Kimco Realty Corp.	4.450%	1/15/24	340	343
	Kimco Realty Corp.	2.700%	3/1/24	885	877
	Kimco Realty Corp.	3.300%	2/1/25	1,470	1,467
	Kimco Realty Corp.	2.800%	10/1/26	210	204
[7]	Kojamo OYJ	1.500%	6/19/24	150	166
[7]	Logicor Financing Sarl	0.750%	7/15/24	200	218
[7]	Logicor Financing Sarl	2.250%	5/13/25	145	162
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	386	398
[5]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	161	163
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	33	33
	Mid-America Apartments LP	4.300%	10/15/23	135	137
	Mid-America Apartments LP	3.750%	6/15/24	260	263
	Mid-America Apartments LP	4.000%	11/15/25	300	306
	Mid-America Apartments LP	1.100%	9/15/26	770	702
	National Retail Properties Inc.	3.900%	6/15/24	805	818
	National Retail Properties Inc.	4.000%	11/15/25	615	629
	Office Properties Income Trust	2.650%	6/15/26	400	367
	Omega Healthcare Investors Inc.	4.375%	8/1/23	75	76
	Omega Healthcare Investors Inc.	4.950%	4/1/24	527	539
	Omega Healthcare Investors Inc.	4.500%	1/15/25	101	103
	Omega Healthcare Investors Inc.	5.250%	1/15/26	970	1,006
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Storage	1.500%	11/9/26	575	540
	Realty Income Corp.	4.600%	2/6/24	1,305	1,340
	Realty Income Corp.	3.875%	7/15/24	235	239
	Realty Income Corp.	3.875%	4/15/25	745	758
	Realty Income Corp.	4.625%	11/1/25	2,275	2,380
	Realty Income Corp.	0.750%	3/15/26	330	298
	Realty Income Corp.	4.875%	6/1/26	3,080	3,250
	Realty Income Corp.	4.125%	10/15/26	1,396	1,441
[8]	Realty Income Corp.	1.875%	1/14/27	182	229
[8]	Realty Income Corp.	1.125%	7/13/27	400	483
	Regency Centers LP	3.750%	6/15/24	40	41
	Sabra Health Care LP	5.125%	8/15/26	1,220	1,248
[7]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	300	319
[7]	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	100	100
	Simon Property Group LP	2.750%	6/1/23	340	341
	Simon Property Group LP	3.750%	2/1/24	1,060	1,078
	Simon Property Group LP	2.000%	9/13/24	2,446	2,403
	Simon Property Group LP	3.375%	10/1/24	1,210	1,224
	Simon Property Group LP	3.500%	9/1/25	1,605	1,620
	Simon Property Group LP	3.300%	1/15/26	280	282
	Simon Property Group LP	1.375%	1/15/27	750	691
[5]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	240	249
[5]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	35	33
	Ventas Realty LP	3.500%	4/15/24	1,095	1,098
	Ventas Realty LP	3.750%	5/1/24	95	96
	Ventas Realty LP	2.650%	1/15/25	390	383
	Ventas Realty LP	3.500%	2/1/25	180	180
	Ventas Realty LP	3.250%	10/15/26	165	164
	Vornado Realty LP	2.150%	6/1/26	400	375
[5]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	210
	Welltower Inc.	3.625%	3/15/24	840	849
	Welltower Inc.	4.000%	6/1/25	2,343	2,382
	Welltower Inc.	4.250%	4/1/26	195	200
[8]	Westfield America Management Ltd.	2.125%	3/30/25	200	253
					87,358
Technology (4.7%)
	Analog Devices Inc.	2.950%	4/1/25	400	401
	Apple Inc.	3.250%	2/23/26	470	479
	Apple Inc.	2.450%	8/4/26	800	791
	Apple Inc.	2.050%	9/11/26	951	923
	Apple Inc.	3.200%	5/11/27	1,600	1,627
	Autodesk Inc.	4.375%	6/15/25	60	62
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	416	421
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	250	249
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	1,570	1,581
	Broadcom Inc.	3.625%	10/15/24	2,886	2,924
	Broadcom Inc.	4.700%	4/15/25	1,800	1,866
	Broadcom Inc.	3.150%	11/15/25	1,260	1,251
	Broadcom Inc.	4.250%	4/15/26	2,550	2,618
	Broadcom Inc.	3.459%	9/15/26	830	827
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	101
	Citrix Systems Inc.	1.250%	3/1/26	595	577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Clarivate Science Holdings Corp.	3.875%	7/1/28	125	119
[5]	CommScope Inc.	6.000%	3/1/26	75	76
[5]	CommScope Inc.	4.750%	9/1/29	65	60
	Dell International LLC / EMC Corp.	5.450%	6/15/23	220	227
	Dell International LLC / EMC Corp.	4.000%	7/15/24	845	863
	Dell International LLC / EMC Corp.	5.850%	7/15/25	2,060	2,203
	Dell International LLC / EMC Corp.	6.020%	6/15/26	5,720	6,206
	Dell International LLC / EMC Corp.	4.900%	10/1/26	560	588
[7]	DXC Technology Co.	1.750%	1/15/26	285	314
	DXC Technology Co.	1.800%	9/15/26	1,800	1,652
[5]	Entegris Inc.	4.375%	4/15/28	60	58
[5]	Entegris Inc.	3.625%	5/1/29	65	61
	Equifax Inc.	2.600%	12/1/24	2,401	2,375
	Equifax Inc.	2.600%	12/15/25	1,200	1,167
	Fidelity National Information Services Inc.	0.600%	3/1/24	940	900
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	524
	Fiserv Inc.	3.800%	10/1/23	585	594
	Fiserv Inc.	2.750%	7/1/24	5,290	5,261
	Fiserv Inc.	3.200%	7/1/26	1,480	1,476
	Global Payments Inc.	1.500%	11/15/24	990	947
	Global Payments Inc.	1.200%	3/1/26	1,892	1,745
	Global Payments Inc.	2.150%	1/15/27	2,340	2,199
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,162
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	650	680
	HP Inc.	2.200%	6/17/25	2,670	2,574
	HP Inc.	1.450%	6/17/26	2,600	2,397
	Intel Corp.	3.750%	3/25/27	150	155
	International Business Machines Corp.	3.625%	2/12/24	1,350	1,376
	International Business Machines Corp.	3.000%	5/15/24	957	963
	International Business Machines Corp.	3.300%	5/15/26	3,320	3,355
	Juniper Networks Inc.	1.200%	12/10/25	1,660	1,546
	Marvell Technology Inc.	4.200%	6/22/23	750	762
	Microsoft Corp.	2.400%	8/8/26	290	288
[5]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	20	20
[5]	NXP BV / NXP Funding LLC	4.625%	6/1/23	700	710
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	2,360	2,427
[5]	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	550
	Oracle Corp.	2.625%	2/15/23	1,559	1,562
	Oracle Corp.	3.625%	7/15/23	150	152
	Oracle Corp.	2.400%	9/15/23	3,140	3,127
	Oracle Corp.	3.400%	7/8/24	1,035	1,043
	Oracle Corp.	2.950%	11/15/24	1,395	1,387
	Oracle Corp.	2.500%	4/1/25	3,813	3,724
	Oracle Corp.	2.950%	5/15/25	400	395
	Oracle Corp.	1.650%	3/25/26	3,391	3,157
	Oracle Corp.	2.650%	7/15/26	2,702	2,598
	Oracle Corp.	2.800%	4/1/27	871	835
[5]	Qorvo Inc.	1.750%	12/15/24	440	420
	QUALCOMM Inc.	3.250%	5/20/27	950	964
	Roper Technologies Inc.	3.800%	12/15/26	240	246
[5]	S&P Global Inc.	2.450%	3/1/27	1,860	1,810
[5]	Sabre GLBL Inc.	7.375%	9/1/25	103	108
	Skyworks Solutions Inc.	0.900%	6/1/23	340	332
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,336
[5]	SS&C Technologies Inc.	5.500%	9/30/27	120	121
	Verisk Analytics Inc.	4.000%	6/15/25	1,380	1,410
	Visa Inc.	3.150%	12/14/25	600	607
	VMware Inc.	0.600%	8/15/23	1,000	972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VMware Inc.	4.500%	5/15/25	4,554	4,693
	VMware Inc.	1.400%	8/15/26	2,460	2,261
	Western Digital Corp.	4.750%	2/15/26	375	382
	Workday Inc.	3.500%	4/1/27	870	872
					105,792
Utilities (3.7%)
	AEP Transmission Co. LLC	3.100%	12/1/26	410	411
[6,9]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	1.068%	1/8/26	140	104
	Ameren Corp.	2.500%	9/15/24	1,060	1,044
	Ameren Corp.	3.650%	2/15/26	260	263
	Ameren Corp.	1.950%	3/15/27	520	488
	Ameren Illinois Co.	3.250%	3/1/25	340	342
	American Electric Power Co. Inc.	2.031%	3/15/24	780	766
	American Electric Power Co. Inc.	1.000%	11/1/25	325	301
	Atmos Energy Corp.	0.625%	3/9/23	1,190	1,175
[6,9]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.632%	7/1/24	500	368
	Baltimore Gas and Electric Co.	3.350%	7/1/23	110	111
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	590	608
	Black Hills Corp.	1.037%	8/23/24	1,000	955
[7]	Cadent Finance plc	0.625%	9/22/24	430	472
[5]	Calpine Corp.	4.500%	2/15/28	220	215
	CenterPoint Energy Inc.	2.500%	9/1/24	380	375
	CenterPoint Energy Inc.	1.450%	6/1/26	1,360	1,264
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	960	946
	Consolidated Edison Inc.	0.650%	12/1/23	1,340	1,305
[9]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	182
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,548
	Dominion Energy Inc.	1.450%	4/15/26	1,768	1,649
[6]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	1.356%	9/15/23	1,100	1,097
	DTE Electric Co.	3.375%	3/1/25	10	10
	DTE Energy Co.	2.250%	11/1/22	1,295	1,297
	DTE Energy Co.	1.050%	6/1/25	1,125	1,053
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	270	256
	Duke Energy Corp.	3.750%	4/15/24	250	254
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,330
	Duke Energy Ohio Inc.	3.800%	9/1/23	380	384
	Duke Energy Progress LLC	3.250%	8/15/25	300	303
[8]	E.ON International Finance BV	5.625%	12/6/23	100	138
[5]	East Ohio Gas Co.	1.300%	6/15/25	285	269
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	300	303
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	170	168
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	574	578
[5]	Electricite de France SA	4.500%	9/21/28	200	204
	Emera US Finance LP	0.833%	6/15/24	200	189
[5]	Enel Finance International NV	1.375%	7/12/26	1,500	1,379
[7]	Energias de Portugal SA	2.375%	11/27/23	600	680
[7]	Energias de Portugal SA	2.875%	6/1/26	300	351
[5]	Engie SA	2.875%	10/10/22	275	276
	Entergy Arkansas LLC	3.050%	6/1/23	220	220
	Entergy Arkansas LLC	3.700%	6/1/24	320	327
	Entergy Arkansas LLC	3.500%	4/1/26	690	699
	Entergy Corp.	4.000%	7/15/22	1,260	1,263
	Entergy Corp.	0.900%	9/15/25	1,025	943
	Entergy Corp.	2.950%	9/1/26	2,670	2,629
	Entergy Louisiana LLC	4.050%	9/1/23	360	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	0.620%	11/17/23	1,045	1,014
	Entergy Louisiana LLC	0.950%	10/1/24	540	516
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,162
[6,9]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.040%	1.195%	12/13/23	200	151
	Evergy Inc.	2.450%	9/15/24	1,500	1,472
	Evergy Kansas Central Inc.	2.550%	7/1/26	477	467
	Eversource Energy	0.800%	8/15/25	405	373
	Eversource Energy	2.900%	3/1/27	1,435	1,407
	Exelon Corp.	3.950%	6/15/25	715	731
[5]	Exelon Corp.	2.750%	3/15/27	1,063	1,035
	FirstEnergy Corp.	2.050%	3/1/25	165	158
	FirstEnergy Corp.	1.600%	1/15/26	240	225
	FirstEnergy Corp.	4.400%	7/15/27	115	116
	Georgia Power Co.	2.200%	9/15/24	820	805
	ITC Holdings Corp.	2.700%	11/15/22	750	752
	ITC Holdings Corp.	3.250%	6/30/26	300	298
	Korea Midland Power Co. Ltd	2.375%	7/22/22	304	304
	MidAmerican Energy Co.	3.700%	9/15/23	130	132
	National Fuel Gas Co.	5.500%	1/15/26	295	311
[7]	National Grid Electricity Transmission plc	0.190%	1/20/25	393	425
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	25	25
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	710	688
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	2,790	2,751
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	570	535
[5]	NextEra Energy Operating Partners LP	3.875%	10/15/26	45	44
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	230	229
[5]	NRG Energy Inc.	2.000%	12/2/25	628	591
	NRG Energy Inc.	6.625%	1/15/27	47	48
	NSTAR Electric Co.	3.250%	11/15/25	290	288
	NSTAR Electric Co.	3.200%	5/15/27	990	993
	NTPC Ltd.	4.375%	11/26/24	200	204
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,425	1,423
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	390	390
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	310	285
	ONE Gas Inc.	0.850%	3/11/23	730	720
	Pacific Gas and Electric Co.	3.250%	6/15/23	202	201
	Pacific Gas and Electric Co.	3.500%	6/15/25	515	508
	Pacific Gas and Electric Co.	3.450%	7/1/25	475	466
	Pacific Gas and Electric Co.	3.150%	1/1/26	2,922	2,815
	Pacific Gas and Electric Co.	2.100%	8/1/27	386	347
	PacifiCorp	3.600%	4/1/24	525	532
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	70	69
	PECO Energy Co.	3.150%	10/15/25	115	115
	Perusahaan Gas Negara Tbk PT	5.125%	5/16/24	200	207
	Potomac Electric Power Co.	3.600%	3/15/24	340	345
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	274
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,040	2,025
	Public Service Enterprise Group Inc.	0.800%	8/15/25	885	816
	Puget Energy Inc.	5.625%	7/15/22	1,175	1,178
	Puget Energy Inc.	3.650%	5/15/25	393	395
[5]	Rayburn Country Securitization LLC	2.307%	12/1/32	310	299
	Sempra Energy	3.300%	4/1/25	1,190	1,191
	Southern California Edison Co.	0.700%	4/3/23	870	857
	Southern California Edison Co.	3.700%	8/1/25	400	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	1.200%	2/1/26	200	185
	Southern California Gas Co.	2.600%	6/15/26	480	470
	Southern California Gas Co.	2.950%	4/15/27	575	567
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	154
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	100	99
	Southern Power Co.	0.900%	1/15/26	300	275
	Southwestern Electric Power Co.	1.650%	3/15/26	1,030	970
	Southwestern Public Service Co.	3.300%	6/15/24	1,410	1,412
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	256
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	692	692
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	310	313
	Union Electric Co.	2.950%	6/15/27	365	361
[9]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	190	144
[9]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	800	609
[6,9]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	0.548%	8/23/24	900	673
	Virginia Electric and Power Co.	2.750%	3/15/23	145	146
	Virginia Electric and Power Co.	3.450%	2/15/24	525	530
	Virginia Electric and Power Co.	3.100%	5/15/25	300	300
	Virginia Electric and Power Co.	2.950%	11/15/26	1,330	1,315
	Virginia Electric and Power Co.	3.500%	3/15/27	800	812
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	680	683
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	110	110
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	40	39
	WEC Energy Group Inc.	0.550%	9/15/23	1,835	1,783
	WEC Energy Group Inc.	0.800%	3/15/24	1,450	1,391
[8]	Western Power Distribution plc	3.625%	11/6/23	428	573
	Xcel Energy Inc.	3.350%	12/1/26	335	336
	Xcel Energy Inc.	1.750%	3/15/27	975	906
					82,077
Total Corporate Bonds (Cost $1,772,854)					1,699,075
Floating Rate Loan Interests (0.0%)
[6,15]	Clean Harbors Inc. Term Loan	—%	10/8/28	200	198
[6,15]	Medline Borrower LP Term Loan, 1M. USD LIBOR + 3.250%	—%	10/23/28	180	178
Total Floating Rate Loan Interests (Cost $378)					376
Sovereign Bonds (2.5%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	690	693
[5]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	452
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	232
[5]	CDP Financial Inc.	3.150%	7/24/24	670	679
	Corp. Andina de Fomento	4.375%	6/15/22	678	681
	Corp. Andina de Fomento	2.375%	5/12/23	660	659
	Corp. Andina de Fomento	1.250%	10/26/24	2,292	2,195
	Corp. Andina de Fomento	1.625%	9/23/25	1,665	1,581
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	46
	Dominican Republic	6.000%	7/19/28	529	539
[5]	Dominican Republic	5.500%	2/22/29	475	471
	Export-Import Bank of India	3.875%	3/12/24	484	488
	Federative Republic of Brazil	3.875%	6/12/30	376	347
	Fondo MIVIVIENDA SA	3.500%	1/31/23	1,105	1,114
[5]	Government of Bermuda	4.138%	1/3/23	200	202
	Kingdom of Morocco	4.250%	12/11/22	1,009	1,022
[5,7]	Kingdom of Morocco	1.375%	3/30/26	596	633
[7]	Kingdom of Morocco	1.375%	3/30/26	200	212
	Korea Development Bank	3.250%	2/19/24	295	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	201
	Korea National Oil Corp.	0.875%	10/5/25	600	552
	KSA Sukuk Ltd.	2.894%	4/20/22	3,323	3,324
[7]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	594
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	202
	Province of Nova Scotia	8.250%	7/30/22	315	321
	Republic of Chile	3.125%	1/21/26	460	463
[7]	Republic of Chile	0.100%	1/26/27	570	590
	Republic of Chile	2.750%	1/31/27	474	464
[7]	Republic of Chile	0.555%	1/21/29	256	262
	Republic of Chile	2.550%	7/27/33	431	393
	Republic of Colombia	2.625%	3/15/23	2,809	2,794
	Republic of Colombia	4.000%	2/26/24	2,712	2,715
	Republic of Colombia	4.500%	1/28/26	625	625
	Republic of Croatia	5.500%	4/4/23	1,988	2,052
	Republic of Guatemala	5.750%	6/6/22	1,100	1,106
	Republic of Hungary	5.375%	2/21/23	4,291	4,397
	Republic of Hungary	5.750%	11/22/23	2,152	2,253
	Republic of Hungary	5.375%	3/25/24	1,218	1,276
[7]	Republic of Hungary	1.125%	4/28/26	1,000	1,083
[7]	Republic of Korea	0.000%	10/15/26	257	274
	Republic of Panama	4.000%	9/22/24	3,187	3,260
	Republic of Panama	3.750%	3/16/25	2,248	2,291
	Republic of Panama	7.125%	1/29/26	218	249
	Republic of Peru	7.350%	7/21/25	1,072	1,215
	Republic of Peru	2.392%	1/23/26	113	110
[7]	Republic of Philippines	0.000%	2/3/23	1,199	1,317
[7]	Republic of Philippines	0.250%	4/28/25	280	297
	Republic of Philippines	3.229%	3/29/27	1,035	1,047
[7]	Republic of Serbia	3.125%	5/15/27	1,764	1,899
	Republic of Slovenia	5.500%	10/26/22	280	285
	Republic of Uzbekistan	4.750%	2/20/24	260	261
	Romania	4.375%	8/22/23	370	378
	Romania	4.875%	1/22/24	224	231
[7]	Romania	2.750%	2/26/26	311	349
[7]	Romania	2.000%	12/8/26	672	730
[5]	Romania	3.000%	2/27/27	840	816
[7]	Romania	2.500%	2/8/30	196	200
[5,7]	Romania	2.000%	4/14/33	235	208
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	776
	State of Qatar	3.375%	3/14/24	200	203
	State of Qatar	3.400%	4/16/25	534	545
	United Mexican States	3.600%	1/30/25	485	498
Total Sovereign Bonds (Cost $57,515)					55,651
Taxable Municipal Bonds (0.0%)
[16]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	499
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	175	181
Total Taxable Municipal Bonds (Cost $694)					680
				Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[17]	Vanguard Short-Term Corporate Bond ETF (Cost $2,608)			32,236	2,517

			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[18]	Vanguard Market Liquidity Fund (Cost $51,100)		0.312%		511,041	51,099
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	19,049	4
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	19,102	5
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	19,119	5

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	19,119	5
					19
Total Options Purchased (Cost $337)					19
Total Investments (98.0%) (Cost $2,273,922)					2,187,333
Other Assets and Liabilities—Net (2.0%)					44,163
Net Assets (100%)					2,231,496
Cost is in $000.
1	Securities with a value of $529,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,728,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $46,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $283,976,000, representing 12.7% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Face amount denominated in Australian dollars.
10	Guaranteed by the Republic of Azerbaijan.
11	Guaranteed by multiple countries.
12	Face amount denominated in Canadian dollars.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Represents an unsettled loan as of March 31, 2022. The coupon rate is not known until the settlement date.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	4/20/22	0.725%	6,675	(54)

Put Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	4/20/22	0.725%	6,675	—
Total Options Written (Premiums Received $42)					(54)
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	1,700	194,969	(3,292)
10-Year U.S. Treasury Note	June 2022	84	10,322	(105)
Euro-Schatz	June 2022	3	368	—
				(3,397)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(261)	(55,312)	296
5-Year Government of Canada Bond	June 2022	(6)	(563)	14
AUD 10-Year Treasury Bond	June 2022	(8)	(759)	25
AUD 3-Year Treasury Bond	June 2022	(31)	(2,549)	34
Euro-Bobl	June 2022	(161)	(22,951)	664
Euro-Bund	June 2022	(4)	(702)	32
Long Gilt	June 2022	(23)	(3,663)	58
Long U.S. Treasury Bond	June 2022	(2)	(300)	9
Ultra 10-Year U.S. Treasury Note	June 2022	(4)	(542)	18
Ultra Long U.S. Treasury Bond	June 2022	(1)	(177)	7
				1,157
				(2,240)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	4/19/22	AUD	12,262	USD	8,893	285	—
Deutsche Bank AG	4/19/22	AUD	350	USD	254	8	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	4/19/22	AUD	241	USD	181	—	—
JPMorgan Chase Bank, N.A.	4/18/22	CAD	10	USD	9	—	—
State Street Bank & Trust Co.	4/18/22	CAD	10	USD	8	—	—
Standard Chartered Bank	4/18/22	CAD	—	USD	—	—	—
HSBC Bank plc	4/19/22	EUR	5,752	USD	6,300	66	—
Morgan Stanley Capital Services Inc.	4/19/22	EUR	992	USD	1,092	6	—
Barclays Bank plc	4/19/22	EUR	857	USD	942	7	—
UBS AG	4/19/22	EUR	620	USD	681	5	—
Bank of America, N.A.	4/19/22	EUR	573	USD	632	2	—
JPMorgan Chase Bank, N.A.	4/19/22	EUR	535	USD	590	2	—
Morgan Stanley Capital Services Inc.	4/19/22	EUR	268	USD	298	—	(1)
Deutsche Bank AG	4/19/22	EUR	138	USD	151	2	—
Toronto-Dominion Bank	4/19/22	GBP	356	USD	467	—	—
Toronto-Dominion Bank	4/19/22	USD	26,612	AUD	36,309	—	(564)
State Street Bank & Trust Co.	4/18/22	USD	1,335	CAD	1,712	—	(34)
Morgan Stanley Capital Services Inc.	4/19/22	USD	24,759	EUR	22,564	—	(217)
State Street Bank & Trust Co.	4/19/22	USD	21,694	EUR	19,763	—	(181)
JPMorgan Chase Bank, N.A.	4/19/22	USD	1,150	EUR	1,044	—	(6)
HSBC Bank plc	4/19/22	USD	426	EUR	387	—	(3)
Deutsche Bank AG	4/19/22	USD	108	EUR	98	—	(1)
State Street Bank & Trust Co.	4/19/22	USD	14,679	GBP	11,243	—	(89)
State Street Bank & Trust Co.	4/18/22	USD	4	JPY	471	—	—
						383	(1,096)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/22/26	USD	24,972	1.000	438	50

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	1,135	(5.000)	(74)	34
					364	84
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	1	1	—	—
American Express Co./A2	12/23/25	GSI	100	1.000	2	2	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
AT&T Inc./Baa2	12/21/23	BARC	6,560	1.000	51	68	—	(17)
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	835	1.000	3	1	2	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	415	1.000	3	1	2	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	—	7	—	(7)
Boeing Co./Baa2	12/23/25	GSI	100	1.000	(1)	—	—	(1)
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	3	3	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	2	2	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	3	2	1	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	2	2	—	—
Dow Chemical Co./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Enbridge Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	(1)	—	—	(1)
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	2	2	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	3	2	1	—
Lincoln National Corp./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	100	1.000	3	3	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
People’s Republic of China/A1	6/21/22	BNPSW	665	1.000	1	—	1	—
People’s Republic of China/A1	6/21/24	GSI	295	1.000	5	3	2	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Republic of Chile/A1	6/22/27	CITNA	1,330	1.000	20	14	6	—
Republic of Chile/A1	6/22/27	JPMC	320	1.000	5	4	1	—
Republic of Chile/A1	6/22/27	MSCS	500	1.000	8	6	2	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	1	—	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Verizon Communications Inc./Baa1	12/21/22	GSI	835	1.000	4	2	2	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	1	2	—	(1)
					139	143	23	(27)

Credit Protection Purchased
Bank of China Ltd.	6/21/22	BNPSW	665	(1.000)	(1)	—	—	(1)
Bank of China Ltd.	6/21/23	BNPSW	515	(1.000)	(5)	(2)	—	(3)
Boeing Co.	12/21/24	JPMC	310	(1.000)	1	14	—	(13)
Deutsche Bank AG	12/21/22	JPMC	500	(1.000)	(2)	—	—	(2)
McDonald’s Corp.	6/22/22	GSI	675	(1.000)	(2)	(1)	—	(1)
Republic of Colombia	6/22/27	MSCS	300	(1.000)	12	14	—	(2)
State of Qatar	6/21/22	CITNA	50	(1.000)	—	—	—	—
					3	25	—	(22)
					142	168	23	(49)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolios' pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interest may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
H.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	227,766	—	227,766
Asset-Backed/Commercial Mortgage-Backed Securities	—	150,150	—	150,150
Corporate Bonds	—	1,699,074	1	1,699,075
Floating Rate Loan Interests	—	376	—	376
Sovereign Bonds	—	55,651	—	55,651
Taxable Municipal Bonds	—	680	—	680
Common Stocks	2,517	—	—	2,517
Temporary Cash Investments	51,099	—	—	51,099
Options Purchased	—	19	—	19
Total	53,616	2,133,716	1	2,187,333
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,157	—	—	1,157
Forward Currency Contracts	—	383	—	383
Swap Contracts	84[1]	23	—	107
Total	1,241	406	—	1,647
Liabilities
Options Written	—	54	—	54
Futures Contracts[1]	3,397	—	—	3,397
Forward Currency Contracts	—	1,096	—	1,096
Swap Contracts	—	49	—	49
Total	3,397	1,199	—	4,596
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	62,033	NA1	NA1	(2)	4	17	—	51,099
Vanguard Short- Term Corporate Bond ETF	2,620	—	—	—	(103)	6	—	2,517
Total	64,653	—	—	(2)	(99)	23	—	53,616
1	Not applicable—purchases and sales are for temporary cash investment purposes.